UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85756

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85756

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2009

Date of reporting period: June 30, 2009

____________________

ITEM 1. REPORT TO STOCKHOLDERS

DAVIS VARIABLE ACCOUNT FUND, INC.	Table of Contents

Management's Discussion and Analysis:
Davis Value Portfolio	2
Davis Financial Portfolio	3
Davis Real Estate Portfolio	4

Fund Overview:
Davis Value Portfolio	7
Davis Financial Portfolio	8
Davis Real Estate Portfolio	9

Expense Example	10

Schedule of Investments:
Davis Value Portfolio	12
Davis Financial Portfolio	17
Davis Real Estate Portfolio	20

Statements of Assets and Liabilities	23

Statements of Operations	24

Statements of Changes in Net Assets	25

Notes to Financial Statements	27

Financial Highlights:
Davis Value Portfolio	33
Davis Financial Portfolio	34
Davis Real Estate Portfolio	35

Fund Information	36

Director Approval of Advisory Agreements	37

Directors and Officers	40

DAVIS VARIABLE ACCOUNT FUND, INC.                                               Management's Discussion and Analysis

Davis Value Portfolio

Davis Value Portfolio delivered a return on net asset value of 5.57% for the six-month period ended June 30, 20091. Over the same time period, the Standard & Poor's 500® Index2 ("Index") returned 3.16%. The sectors3 within the Index delivering the strongest performance for the period were information technology, materials, and consumer discretionary. The sectors delivering the weakest performance for the period were industrials, telecommunication services, and financials.

Factors Impacting the Portfolio's Performance

The Portfolio's investment in industrial companies was an important contributor4 to performance. While the Index's industrial companies lost 6%, the Portfolio's industrial companies gained 17%. China Merchants Holdings5 was among the most important contributors to performance.

Information technology companies were the most important contributor to the absolute performance of both the Portfolio and the Index (up 23% versus up 25% for the Index) over the six-month period. A lower relative average weighting in this strongly performing sector (9% versus 17% for the Index) detracted from performance. Texas Instruments, Microsoft, and Google were among the most important contributors to performance.

The Portfolio had more invested in financial companies than in any other sector (26% versus 12% for the Index). The Portfolio's financial companies out-performed the corresponding sector within the Index (up 2% versus down 3% for the Index). American Express and Julius Baer were among the most important contributors to performance while Wells Fargo, Berkshire Hathaway, and Bank of America were among the most important detractors from performance. The Portfolio no longer owns Bank of America.

Health care companies also made important contributions to performance. The Portfolio's health care companies out-performed the corresponding sector within the Index (up 12% versus roughly flat for the Index). Schering-Plough was among the most important contributors to performance.

Consumer staple companies detracted from performance. The Portfolio's consumer staple companies under-performed the corresponding sector within the Index (down 4% versus down 2% for the Index). Costco Wholesale and Philip Morris were among the most important detractors from performance.

Energy companies included two of the most important contributors to performance, Canadian Natural Resources and Occidental Petroleum, and two of the most important detractors from performance, ConocoPhillips and Devon Energy. The Portfolio had more invested in energy companies than the Index (17% versus 13% for the Index) and the Portfolio's energy companies out-performed the corresponding sector within the Index (up 3% versus down 2% for the Index).

The Portfolio ended the six-month period with approximately 14% of its net assets in foreign companies. As a whole these companies out-performed the domestic companies held by the Portfolio.

DAVIS VARIABLE ACCOUNT FUND, INC.                       Management's Discussion and Analysis - (Continued)

Davis Financial Portfolio

Davis Financial Portfolio delivered a return on net asset value of 12.78% for the six-month period ended June 30, 20091. Over the same time period, the Standard & Poor's 500® Index2 ("Index") returned 3.16%. Financial companies as a whole turned in a negative performance as the sector3 lost value for the Index. The Index's banking and insurance industry groups turned in negative performances, while the diversified financial industry group turned in a positive performance.

Factors Impacting the Portfolio's Performance

The specific financial companies which the Portfolio owned out-performed the majority of financial companies in the Index (up 14% versus down 3% for the Index). The Portfolio's non-financial holdings overall contributed4 positively to performance.

The Portfolio's diversified financial companies out-performed the corresponding industry group within the Index (up 20% versus up 11% for the Index) and were the largest contributors to performance. Goldman Sachs5, American Express, Moody's, and Julius Baer were among the most important contributors to performance, while JPMorgan Chase and Bank of America were among the most important detractors from performance.

The Portfolio's banking companies out-performed the corresponding industry group within the Index (up 32% versus down 21% for the Index). Wells Fargo and State Bank of India were among the most important contributors to performance.

The Portfolio's insurance companies out-performed the corresponding industry group within the Index (basically flat versus down 11% for the Index). Transatlantic Holdings and China Life Insurance were among the most important contributors to performance. FPIC Insurance Group, American International Group, Markel, Loews, ACE Ltd., and Everest Re Group were among the most important detractors from performance. The Portfolio no longer owns American International Group.

The Portfolio ended the six-month period with approximately 22% of its assets invested in foreign companies. As a whole these companies out-performed the domestic companies held by the Portfolio.

Davis Financial Portfolio received a favorable class action settlement from a company that it no longer owns. This settlement had a material impact on the investment performance of the Fund in 2009. This was a one-time event that is unlikely to be repeated.

DAVIS VARIABLE ACCOUNT FUND, INC.                       Management's Discussion and Analysis - (Continued)

Davis Real Estate Portfolio

Davis Real Estate Portfolio delivered a negative return on net asset value of 5.92% for the six-month period ended June 30, 20091. Over the same time period, the Wilshire U.S. Real Estate Securities Index2 ("Index") declined 12.75%. Six of the seven sub-industries3 within the Index delivered negative returns, with industrial REITs, diversified REITs, and residential REITs turning in the weakest performance. Only the real estate operating companies sub-industry delivered positive returns.

Factors Impacting the Portfolio's Performance

Retail REITs were the most important contributors4 to performance. The Portfolio's retail REITs out-performed the corresponding sub-industry within the Index (up 4% versus down 13% for the Index). Simon Property Group5 and General Growth Properties were among the most important contributors to performance. The Portfolio no longer owns Simon Property Group or General Growth Properties.

Fixed income securities issued by Prologis, SL Green, and Digital Realty made important contributions to performance. While real estate equities struggled and turned in negative performances on average, these three real estate fixed income securities delivered an average return of approximately 66%.

The Portfolio's office REITs out-performed the corresponding sub-industry within the Index (down 10% versus down 12% for the Index), but were still the largest detractors from performance. SL Green and Digital Realty were among the most important contributors to performance. Alexandria Real Estate, Douglas Emmett, Derwent London, and Boston Properties were among the most important detractors from performance. The Portfolio no longer owns Derwent London.

Industrial REITs were important detractors from performance. The Portfolio's industrial REITs under-performed the corresponding sub-industry within the Index (down 32% versus down 23% for the Index). Brixton was among the most important detractors from performance. The Portfolio no longer owns Brixton.

Diversified REITs were also important detractors from performance. The Portfolio's diversified REITs under-performed the corresponding sub-industry within the Index (down 34% versus down 16% for the Index). The Portfolio had a lower relative average weighting (5% versus 9% for the Index) in this weakly performing sub-industry. Cousins Properties was among the most important detractors from performance.

Forest City Enterprises, Host Hotels & Resorts, and St. Joe were among the most important individual companies contributing to performance. Cogdell Spencer and Essex Property Trust were among the most important individual companies detracting from performance.

DAVIS VARIABLE ACCOUNT FUND, INC.                       Management's Discussion and Analysis - (Continued)

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Variable Account Funds, Inc. prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis Value Portfolio's investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Value Portfolio are: (1) market risk, (2) company risk, (3) financial services risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

Davis Financial Portfolio's investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Financial Portfolio are: (1) market risk, (2) company risk, (3) concentrated financial services portfolio risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio's investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a portfolio that does not concentrate its portfolio.

Davis Real Estate Portfolio's investment objective is total return through a combination of growth and income. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Real Estate Portfolio are: (1) market risk, (2) company risk, (3) concentrated real estate portfolio risk, (4) focused portfolio risk, (5) small- and medium-capitalization risk, (6) foreign country risk, (7) headline risk, and (8) selection risk. See the prospectus for a full description of each risk.

Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio's investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a portfolio that does not concentrate its portfolio.

Davis Real Estate Portfolio is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Portfolio's portfolio in a few companies, the Portfolio's investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

DAVIS VARIABLE ACCOUNT FUND, INC.                       Management's Discussion and Analysis - (Continued)

1   Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary, so that when redeemed, an investor's shares may be worth more or less than when purchased. The following tables list the average annual total returns for the periods ended June 30, 2009 and the gross annualized operating expense ratios for the six months ended June 30, 2009:

				GROSS
			INCEPTION	EXPENSE
PORTFOLIO NAME	1-YEAR	5-YEAR	(July 1, 1999)	RATIO
Davis Value Portfolio	(28.95)%	(2.25)%	0.18%	0.85%
Davis Financial Portfolio*	(23.81)%	(4.82)%	(0.36)%	0.91%
Davis Real Estate Portfolio	(45.69)%	(4.29)%	3.70%	1.16%

			SINCE
			PORTFOLIOS'
			INCEPTION
BENCHMARK INDEX	1-YEAR	5-YEAR	(July 1, 1999)
Standard & Poor's 500® Index	(26.21)%	(2.24)%	(2.28)%
Wilshire U.S. Real Estate Securities Index	(45.65)%	(3.41)%	5.19%

Portfolio performance numbers are net of all portfolio operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

Portfolio performance changes over time and current performance may be higher or lower than stated. The operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

*Davis Financial Portfolio received a favorable class action settlement from a company that it no longer owns. This settlement had a material impact on the investment performance of the Fund in 2009. This was a one-time event that is unlikely to be repeated.

[2]	The definitions of indices quoted in this report appear below. Investments cannot be made directly in the indices.

I.  The Standard & Poor's 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

II. The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities. It reflects no deduction for fees or expenses. The Index was formerly named the "Dow Jones Wilshire Real Estate Securities Index."

3   The companies included in the Standard & Poor's 500® Index are divided into ten sectors. One or more industry groups make up a sector. The companies included in the Wilshire U.S. Real Estate Securities Index are divided into seven sub-industries.

4   A company's or sector's contribution to or detraction from the Portfolio's performance is a product both of its appreciation or depreciation and its weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

5   This Management Discussion and Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists each Portfolio's holdings of each company discussed.

Shares of the Davis Variable Account Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS VARIABLE ACCOUNT FUND, INC.                                                                                          Fund Overview

DAVIS VALUE PORTFOLIO	At June 30, 2009 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund's Net Assets)		(% of Long Term Portfolio)

			Fund	S&P 500®
Common Stock (U.S.)	82.69%	Energy	16.57%	12.42%
Common Stock (Foreign)	13.36%	Diversified Financials	12.29%	7.41%
Convertible Bonds (U.S.)	0.53%	Insurance	11.92%	2.35%
Convertible Bonds (Foreign)	0.16%	Information Technology	9.20%	18.40%
Corporate Bonds	0.55%	Health Care	9.15%	13.97%
Stock Rights (Foreign)	0.10%	Food & Staples Retailing	6.62%	3.05%
Short Term Investments	2.39%	Materials	5.82%	3.23%
Other Assets & Liabilities	0.22%	Media	5.01%	2.58%
	100.00%	Banks	4.33%	2.83%
		Food, Beverage & Tobacco	4.04%	6.08%
		Commercial & Professional Services	3.41%	0.71%
		Transportation	2.59%	2.03%
		Other	2.39%	11.32%
		Retailing	2.37%	3.21%
		Household & Personal Products	1.48%	2.84%
		Capital Goods	1.43%	7.09%
		Automobiles & Components	1.38%	0.48%
			100.00%	100.00%

Top 10 Holdings

(% of Fund's Net Assets)

Berkshire Hathaway Inc., Class A	Property & Casualty Insurance	4.83%
Occidental Petroleum Corp.	Energy	4.73%
Wells Fargo & Co.	Commercial Banks	4.22%
Costco Wholesale Corp.	Food & Staples Retailing	4.00%
Devon Energy Corp.	Energy	2.87%
EOG Resources, Inc.	Energy	2.86%
American Express Co.	Consumer Finance	2.68%
JPMorgan Chase & Co.	Diversified Financial Services	2.63%
CVS Caremark Corp.	Food & Staples Retailing	2.45%
Loews Corp.	Multi-line Insurance	2.28%

DAVIS VARIABLE ACCOUNT FUND, INC.                                                                                             Fund Overview

DAVIS FINANCIAL PORTFOLIO	At June 30, 2009 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund's Net Assets)		(% of Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	71.24%	Diversified Financials	42.11%	7.41%
Common Stock (Foreign)	22.21%	Insurance	33.83%	2.35%
Short Term Investments	6.80%	Banks	12.24%	2.83%
Other Assets & Liabilities	(0.25)%	Energy	4.69%	12.42%
	100.00%	Commercial & Professional Services	3.47%	0.71%
		Materials	2.45%	3.23%
		Consumer Services	1.21%	1.76%
		Information Technology	-	18.40%
		Health Care	-	13.97%
		Other	-	36.92%
			100.00%	100.00%

Top 10 Holdings

(% of Fund's Net Assets)

Transatlantic Holdings, Inc.	Reinsurance	8.15%
American Express Co.	Consumer Finance	6.11%
Wells Fargo & Co.	Commercial Banks	5.75%
Loews Corp.	Multi-line Insurance	5.44%
Julius Baer Holding AG	Capital Markets	4.87%
Bank of New York Mellon Corp.	Capital Markets	4.86%
State Bank of India Ltd., GDR	Commercial Banks	4.83%
Goldman Sachs Group, Inc.	Capital Markets	4.83%
Canadian Natural Resources Ltd.	Energy	4.38%
Moody's Corp.	Diversified Financial Services	4.29%

DAVIS VARIABLE ACCOUNT FUND, INC.                                                                                             Fund Overview

DAVIS REAL ESTATE PORTFOLIO	At June 30, 2009 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund's Net Assets)		(% of Long Term Portfolio)

				Wilshire U.S. Real Estate Securities Index
Common Stock (U.S.)	75.10%
Common Stock (Foreign)	1.97%		Fund
Preferred Stock	7.99%	Office REITs	33.71%	16.68%
Convertible Bonds	4.28%	Residential REITs	12.24%	15.13%
Short Term Investments	9.36%	Retail REITs	10.42%	23.63%
Other Assets & Liabilities	1.30%	Industrial REITs	8.87%	6.22%
	100.00%	Specialized REITs	8.02%	26.91%
		Transportation	7.52%	-
		Real Estate Operating Companies	6.73%	2.06%
		Diversified REITs	5.24%	9.37%
		Diversified Real Estate Activities	5.04%	-
		Capital Markets	2.21%	-
			100.00%	100.00%

Top 10 Holdings

(% of Fund's Net Assets)

American Campus Communities, Inc.	Residential REITs	7.19%
Forest City Enterprises, Inc., Class A	Real Estate Operating Companies	6.02%
Corporate Office Properties Trust	Office REITs	5.50%
Ventas, Inc.	Specialized REITs	4.89%
SL Green Realty Corp.	Office REITs	4.56%
St. Joe Co.	Diversified Real Estate Activities	4.50%
Federal Realty Investment Trust	Retail REITs	3.82%
DCT Industrial Trust Inc.	Industrial REITs	3.75%
Burlington Northern Santa Fe Corp.	Transportation	3.74%
Essex Property Trust, Inc.	Residential REITs	3.45%

DAVIS VARIABLE ACCOUNT FUND, INC.                                                                  Expense Example (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(01/01/09)	(06/30/09)	(01/01/09-06/30/09)
Davis Value Portfolio
Actual	$1,000.00	$1,055.69	$4.33
Hypothetical	$1,000.00	$1,020.58	$4.26
Davis Financial Portfolio
Actual	$1,000.00	$1,127.81	$4.80
Hypothetical	$1,000.00	$1,020.28	$4.56
Davis Real Estate Portfolio
Actual	$1,000.00	$940.76	$4.81
Hypothetical	$1,000.00	$1,019.84	$5.01

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to each Fund's annualized operating expense ratio, multiplied by the average account valueover the period, multiplied by 181/365 (to reflect the one-half year period). See page 11 for a description of the "Expense Example." The annualized operating expense ratios for the six-month period ended June 30, 2009 are as follows:

Annualized Expense Ratio**

Davis Value Portfolio	0.85%
Davis Financial Portfolio	0.91%
Davis Real Estate Portfolio	1.00%

** The expense ratios reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

DAVIS VARIABLE ACCOUNT FUND, INC.                                        Expense Example (Unaudited) - (Continued)

The following disclosure provides important information regarding each Fund's Expense Example. Please refer to this information when reviewing the Expense Example for each Fund.

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each Fund is for the six-month period ended June 30, 2009. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company's separate account or account specific costs, which may increase your total costs of investing in the Funds. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled "Hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

DAVIS VARIABLE ACCOUNT FUND, INC.                                                                            Schedule of Investments

DAVIS VALUE PORTFOLIO	June 30, 2009(Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK - (96.05%)
CONSUMER DISCRETIONARY - (8.98%)
Automobiles & Components - (0.79%)
187,000	Harley-Davidson, Inc.	$3,031,270

Consumer Durables & Apparel - (0.35%)
24,735	Garmin Ltd.	589,064
17,799	Hunter Douglas NV (Netherlands)	726,607

		1,315,671

Consumer Services - (0.65%)
143,763	H&R Block, Inc.	2,477,037

Media - (4.88%)
452,541	Comcast Corp., Special Class A	6,374,040
192,170	Grupo Televisa S.A., ADR (Mexico)	3,266,890
75,360	Liberty Media Corp. - Entertainment, Series A *	2,013,242
461,300	News Corp., Class A	4,204,750
119,600	Walt Disney Co.	2,790,268

		18,649,190

Retailing - (2.31%)
22,800	Amazon.com, Inc. *	1,908,018
143,015	Bed Bath & Beyond Inc. *	4,392,705
143,000	CarMax, Inc. *	2,102,100
84,450	Liberty Media Corp. - Interactive, Series A *	423,517

		8,826,340

	TOTAL CONSUMER DISCRETIONARY	34,299,508

CONSUMER STAPLES - (11.83%)
Food & Staples Retailing - (6.45%)
334,700	Costco Wholesale Corp.	15,295,790
293,498	CVS Caremark Corp.	9,353,781

		24,649,571

Food, Beverage & Tobacco - (3.94%)
26,700	Coca-Cola Co.	1,281,333
97,833	Diageo PLC, ADR (United Kingdom)	5,600,939
113,871	Heineken Holding NV (Netherlands)	3,616,601
28,160	Hershey Co.	1,013,760
80,790	Philip Morris International Inc.	3,524,060

		15,036,693

Household & Personal Products - (1.44%)
108,020	Procter & Gamble Co.	5,519,822

	TOTAL CONSUMER STAPLES	45,206,086

ENERGY - (16.13%)
135,600	Canadian Natural Resources Ltd. (Canada)	7,117,644
2,659,900	China Coal Energy Co. - H (China)	3,171,267
169,822	ConocoPhillips	7,142,713
201,330	Devon Energy Corp.	10,972,485
160,830	EOG Resources, Inc.	10,923,574
274,560	Occidental Petroleum Corp.	18,068,794
1,800	OGX Petroleo e Gas Participacoes S.A. (Brazil)	917,848
44,904	Transocean Ltd. *	3,335,918

	TOTAL ENERGY	61,650,243

DAVIS VARIABLE ACCOUNT FUND, INC.                                                                         Schedule of Investments

DAVIS VALUE PORTFOLIO - (CONTINUED)	June 30, 2009(Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK - (CONTINUED)
FINANCIALS - (28.42%)
Banks - (4.22%)
	Commercial Banks - (4.22%)
663,924	Wells Fargo & Co.	$16,106,796

Diversified Financials - (11.97%)
	Capital Markets - (5.56%)
90,370	Ameriprise Financial, Inc.	2,193,280
264,800	Bank of New York Mellon Corp.	7,761,288
96,700	Brookfield Asset Management Inc., Class A (Canada)	1,650,669
15,740	Goldman Sachs Group, Inc.	2,320,705
188,960	Julius Baer Holding AG (Switzerland)	7,335,450

		21,261,392

	Consumer Finance - (2.68%)
440,430	American Express Co.	10,235,593

	Diversified Financial Services - (3.73%)
294,568	JPMorgan Chase & Co.	10,047,714
122,530	Moody's Corp.	3,228,666
15,700	Visa Inc., Class A	977,482

		14,253,862

		45,750,847

Insurance - (11.61%)
	Life & Health Insurance - (0.30%)
29,980	Principal Financial Group, Inc.	564,823
21,700	Sun Life Financial Inc. (Canada)	584,164

		1,148,987

	Multi-line Insurance - (2.60%)
207,611	American International Group, Inc. *	240,829
83,200	Hartford Financial Services Group, Inc.	987,584
317,790	Loews Corp.	8,707,446

		9,935,859

	Property & Casualty Insurance - (7.57%)
205	Berkshire Hathaway Inc., Class A *	18,450,000
530	Berkshire Hathaway Inc., Class B *	1,534,737
1,180	Markel Corp. *	332,406
81,700	NIPPONKOA Insurance Co., Ltd. (Japan)	476,622
538,360	Progressive Corp. (Ohio) *	8,134,620

		28,928,385

	Reinsurance - (1.14%)
100,407	Transatlantic Holdings, Inc.	4,350,635

		44,363,866

Real Estate - (0.62%)
503,000	Hang Lung Group Ltd. (Hong Kong)	2,381,933

	TOTAL FINANCIALS	108,603,442

HEALTH CARE - (8.91%)
Health Care Equipment & Services - (3.69%)
40,200	Becton, Dickinson and Co.	2,866,662
87,100	Cardinal Health, Inc.	2,660,905
66,880	Express Scripts, Inc. *	4,596,997
15,400	Laboratory Corp. of America Holdings *	1,043,966

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	June 30, 2009(Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK - (CONTINUED)
HEALTH CARE - (CONTINUED)
Health Care Equipment & Services - (Continued)
116,400	UnitedHealth Group Inc.	$2,907,672

		14,076,202

Pharmaceuticals, Biotechnology & Life Sciences - (5.22%)
108,600	Johnson & Johnson	6,168,480
123,100	Merck & Co., Inc.	3,441,876
219,200	Pfizer Inc.	3,288,000
281,000	Schering-Plough Corp.	7,058,720

		19,957,076

	TOTAL HEALTH CARE	34,033,278

INDUSTRIALS - (7.23%)
Capital Goods - (1.39%)
88,080	ABB Ltd., ADR (Switzerland)	1,389,903
32,330	PACCAR Inc.	1,052,018
110,034	Tyco International Ltd.	2,858,683

		5,300,604

Commercial & Professional Services - (3.32%)
53,500	D&B Corp.	4,344,735
290,197	Iron Mountain Inc. *	8,343,164

		12,687,899

Transportation - (2.52%)
1,258,247	China Merchants Holdings International Co., Ltd. (China)	3,604,245
882,000	China Shipping Development Co. Ltd. - H (China)	1,135,781
939,200	Cosco Pacific Ltd. (China)	1,054,321
23,400	Kuehne & Nagel International AG, Registered (Switzerland)	1,832,718
40,310	United Parcel Service, Inc., Class B	2,015,097

		9,642,162

	TOTAL INDUSTRIALS	27,630,665

INFORMATION TECHNOLOGY - (8.96%)
Semiconductors & Semiconductor Equipment - (1.96%)
352,200	Texas Instruments Inc.	7,501,860

Software & Services - (3.94%)
184,000	Activision Blizzard, Inc. *	2,324,840
13,190	Google Inc., Class A *	5,563,938
301,310	Microsoft Corp.	7,168,165

		15,056,943

Technology Hardware & Equipment - (3.06%)
188,250	Agilent Technologies, Inc. *	3,823,358
135,400	Cisco Systems, Inc. *	2,524,533
137,770	Hewlett-Packard Co.	5,324,810

		11,672,701

	TOTAL INFORMATION TECHNOLOGY	34,231,504

MATERIALS - (5.41%)
61,300	BHP Billiton PLC (United Kingdom)	1,375,604
42,380	Martin Marietta Materials, Inc.	3,342,934
28,200	Monsanto Co.	2,096,388
9,954	Potash Corp. of Saskatchewan Inc. (Canada)	926,220
21,800	Rio Tinto PLC (United Kingdom)	754,966

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	June 30, 2009(Unaudited)

Shares/Principal	Security	Value (Note 1)
COMMON STOCK - (CONTINUED)
MATERIALS - (CONTINUED)
426,510	Sealed Air Corp.	$7,869,109
199,850	Sino-Forest Corp. (Canada)*	2,130,542
50,290	Vulcan Materials Co.	2,167,499

	TOTAL MATERIALS	20,663,262

UTILITIES - (0.18%)
60,800	AES Corp. *	705,888

	TOTAL UTILITIES	705,888

	TOTAL COMMON STOCK - (Identified Cost $331,043,154)	367,023,876

STOCK RIGHTS - (0.10%)
MATERIALS - (0.10%)
11,445	Rio Tinto PLC - FPR (United Kingdom)	386,001

	TOTAL STOCK RIGHTS - (Identified Cost $455,858)	386,001

CONVERTIBLE BONDS - (0.69%)
MATERIALS - (0.16%)
$736,000	Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13 (Canada) (a)	618,240

	TOTAL MATERIALS	618,240

TELECOMMUNICATION SERVICES - (0.53%)
1,600,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11	1,542,000
400,000	Level 3 Communications, Inc., Conv. Sr. Notes, 15.00%, 01/15/13 (a)	476,500

	TOTAL TELECOMMUNICATION SERVICES	2,018,500

	TOTAL CONVERTIBLE BONDS - (Identified Cost $2,736,000)	2,636,740

CORPORATE BONDS - (0.55%)
CONSUMER DISCRETIONARY - (0.55%)
Automobiles & Components - (0.55%)
2,000,000	Harley-Davidson, Inc., Sr. Notes, 15.00%, 02/01/14 (a)	2,108,522

	TOTAL CORPORATE BONDS - (Identified Cost $2,000,000)	2,108,522

SHORT TERM INVESTMENTS - (2.39%)
2,818,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.07%, 07/01/09, dated 06/30/09, repurchase value of $2,818,005
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.309%-6.462%, 03/01/29-01/01/39, total market value $2,874,360)	2,818,000
1,806,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.03%, 07/01/09, dated 06/30/09, repurchase value of $1,806,002
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-6.153%, 06/01/36-09/01/38, total market value $1,842,120)	1,806,000
4,515,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.11%, 07/01/09, dated 06/30/09, repurchase value of $4,515,014
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-6.50%, 07/17/09-11/01/47, total market value $4,605,300)	4,515,000

	TOTAL SHORT TERM INVESTMENTS - (Identified Cost $9,139,000)	9,139,000

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	June 30, 2009(Unaudited)

	Total Investments - (99.78%) - (Identified cost $345,374,012) - (b)	$381,294,139
	Other Assets Less Liabilities - (0.22%)	846,685

	Net Assets - (100.00%)	$382,140,824

ADR: American Depositary Receipt
*	Non-Income producing security.
(a)	Illiquid Security - See Note 7 of the Notes to Financial Statements.
(b)	Aggregate cost for federal income tax purposes is $345,536,022. At June 30, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$77,113,296
	Unrealized depreciation	(41,355,179)

	Net unrealized appreciation	$35,758,117

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.                                                                            Schedule of Investments

DAVIS FINANCIAL PORTFOLIO	June 30, 2009(Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK - (93.45%)
CONSUMER DISCRETIONARY - (1.13%)
Consumer Services - (1.13%)
49,000	H&R Block, Inc.	$844,270

	TOTAL CONSUMER DISCRETIONARY	844,270

ENERGY - (4.38%)
62,500	Canadian Natural Resources Ltd. (Canada)	3,280,625

	TOTAL ENERGY	3,280,625

FINANCIALS - (82.41%)
Banks - (11.43%)
	Commercial Banks - (11.43%)
21,600	ICICI Bank Ltd., ADR (India)	637,200
50,948	State Bank of India Ltd., GDR (India)	3,617,308
177,500	Wells Fargo & Co.	4,306,150

		8,560,658

Diversified Financials - (39.36%)
	Capital Markets - (20.23%)
60,460	Ameriprise Financial, Inc.	1,467,364
124,100	Bank of New York Mellon Corp.	3,637,371
124,300	Brookfield Asset Management Inc., Class A (Canada)	2,121,801
20,100	Charles Schwab Corp.	352,454
24,520	Goldman Sachs Group, Inc.	3,615,229
93,910	Julius Baer Holding AG (Switzerland)	3,645,597
7,260	T. Rowe Price Group Inc.	302,597

		15,142,413

	Consumer Finance - (6.63%)
196,700	American Express Co.	4,571,308
194,994	First Marblehead Corp. *	393,888

		4,965,196

	Diversified Financial Services - (12.50%)
14,486	Bank of America Corp.	191,215
25,700	Cia Brasileira de Meios de Pagamento SA (Visanet) (Brazil)*	220,998
23,748	JPMorgan Chase & Co.	810,044
122,000	Moody's Corp.	3,214,700
126,700	Oaktree Capital Group LLC, Class A (a)	2,724,050
62,000	RHJ International (Belgium)*	395,744
28,900	Visa Inc., Class A	1,799,314

		9,356,065

		29,463,674

Insurance - (31.62%)
	Life & Health Insurance - (3.62%)
48,833	China Life Insurance Co., Ltd., ADR (China)	2,707,301

	Multi-line Insurance - (5.44%)
148,600	Loews Corp.	4,071,640

	Property & Casualty Insurance - (11.17%)
31,200	ACE Ltd.	1,379,976
24,800	FPIC Insurance Group, Inc. *	759,624
11,200	Markel Corp. *	3,155,040
203,300	Progressive Corp. (Ohio) *	3,071,863

		8,366,503

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO - (CONTINUED)	June 30, 2009(Unaudited)

Shares/Principal	Security	Value (Note 1)
COMMON STOCK - (CONTINUED)
FINANCIALS - (CONTINUED)
Insurance - (Continued)
Reinsurance - (11.39%)
33,900	Everest Re Group, Ltd.	$2,426,223
140,737	Transatlantic Holdings, Inc.	6,098,134

		8,524,357

		23,669,801

	TOTAL FINANCIALS	61,694,133

INDUSTRIALS - (3.24%)
Commercial & Professional Services - (3.24%)
29,900	D&B Corp.	2,428,179

	TOTAL INDUSTRIALS	2,428,179

MATERIALS - (2.29%)
92,800	Sealed Air Corp.	1,712,160

	TOTAL MATERIALS	1,712,160

	TOTAL COMMON STOCK - (Identified Cost $72,315,902)	69,959,367

SHORT TERM INVESTMENTS - (6.80%)
$1,570,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.07%, 07/01/09, dated 06/30/09, repurchase value of $1,570,003
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.309%-6.462%, 03/01/29-01/01/39, total market value $1,601,400)	1,570,000
1,006,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.03%, 07/01/09, dated 06/30/09, repurchase value of $1,006,001
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-6.153%, 06/01/36-09/01/38, total market value $1,026,120)	1,006,000
2,516,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.11%, 07/01/09, dated 06/30/09, repurchase value of $2,516,008
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-6.50%, 07/17/09-11/01/47, total market value $2,566,320)	2,516,000

	TOTAL SHORT TERM INVESTMENTS - (Identified Cost $5,092,000)	5,092,000

	Total Investments - (100.25%) - (Identified cost $77,407,902) - (b)	75,051,367
	Liabilities Less Other Assets - (0.25%)	(186,203)

	Net Assets - (100.00%)	$74,865,164

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
*	Non-Income producing security.
(a)	Illiquid Security - See Note 7 of the Notes to Financial Statements.

DAVIS VARIABLE ACCOUNT FUND, INC.                                                                            Schedule of Investments

DAVIS FINANCIAL PORTFOLIO - (CONTINUED)	June 30, 2009(Unaudited)

(b)	Aggregate cost for federal income tax purposes is $77,529,817. At June 30, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$10,419,731
	Unrealized depreciation	(12,898,181)

	Net unrealized depreciation	$(2,478,450)

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.                                                                             Schedule of Investments

DAVIS REAL ESTATE PORTFOLIO	June 30, 2009(Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK - (77.07%)
FINANCIALS - (70.35%)
Diversified Financials - (1.97%)
Capital Markets - (1.97%)
20,240	Brookfield Asset Management Inc., Class A (Canada)	$345,497

Real Estate - (68.38%)
Real Estate Investment Trusts (REITs) - (57.86%)
	Diversified REITs - (4.68%)
67,175	Cousins Properties, Inc.	570,987
5,500	Vornado Realty Trust	247,665

		818,652

	Industrial REITs - (4.85%)
10,200	AMB Property Corp.	191,862
160,600	DCT Industrial Trust Inc.	655,248

		847,110

	Office REITs - (21.85%)
16,700	Alexandria Real Estate Equities, Inc.	597,693
3,700	Boston Properties, Inc.	176,490
32,790	Corporate Office Properties Trust	961,731
15,200	Digital Realty Trust, Inc.	544,920
61,200	Douglas Emmett, Inc.	550,188
5,670	Highwoods Properties, Inc.	126,838
3,200	Kilroy Realty Corp.	65,728
34,760	SL Green Realty Corp.	797,394

		3,820,982

	Residential REITs - (10.64%)
56,700	American Campus Communities, Inc.	1,257,606
9,690	Essex Property Trust, Inc.	603,009

		1,860,615

	Retail REITs - (8.68%)
59,660	CBL & Associates Properties, Inc.	321,567
12,950	Federal Realty Investment Trust	667,184
19,660	Taubman Centers, Inc.	528,068

		1,516,819

	Specialized REITs - (7.16%)
60,583	Cogdell Spencer, Inc.	259,901
16,400	Host Hotels & Resorts Inc. *	137,596
28,620	Ventas, Inc.	854,593

		1,252,090

		10,116,268

Real Estate Management & Development - (10.52%)
	Diversified Real Estate Activities - (4.50%)
29,720	St. Joe Co. *	787,283

	Real Estate Operating Companies - (6.02%)
159,380	Forest City Enterprises, Inc., Class A *	1,051,908

		1,839,191

		11,955,459

	TOTAL FINANCIALS	12,300,956

DAVIS VARIABLE ACCOUNT FUND, INC.                                                                            Schedule of Investments

DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	June 30, 2009(Unaudited)

Shares/Principal	Security	Value (Note 1)
COMMON STOCK - (CONTINUED)
INDUSTRIALS - (6.72%)
Transportation - (6.72%)
22,200	Alexander & Baldwin, Inc.	$520,368
8,890	Burlington Northern Santa Fe Corp.	653,771

		1,174,139

	TOTAL INDUSTRIALS	1,174,139

	TOTAL COMMON STOCK - (Identified Cost $21,098,731)	13,475,095

PREFERRED STOCK - (7.99%)
Financials - (7.99%)
Real Estate - (7.99%)
Real Estate Investment Trusts (REITs) - (7.99%)
	Industrial REITs - (1.24%)
11,900	AMB Property Corp., 6.75%, Series M	215,925

	Office REITs - (5.82%)
33,272	Alexandria Real Estate Equities, Inc., 7.00%, Series D, Conv. Pfd.	448,507
5,700	Digital Realty Trust, Inc., 5.50%, Series D, Cum. Conv. Pfd.	126,647
5,014	Digital Realty Trust, Inc., 8.50%, Series A	110,571
19,930	SL Green Realty Corp., 7.625%, Series C	332,084

		1,017,809

	Residential REITs - (0.30%)
2,000	Equity Residential, 7.00%, Series E, Cum. Conv. Pfd.	52,000

	Retail REITs - (0.63%)
8,280	CBL & Associates Properties, Inc., 7.375%, Series D	110,641

	TOTAL FINANCIALS	1,396,375

	TOTAL PREFERRED STOCK - (Identified Cost $1,072,511)	1,396,375

CONVERTIBLE BONDS - (4.28%)
FINANCIALS - (4.28%)
Real Estate - (4.28%)
Real Estate Investment Trusts (REITs) - (4.28%)
	Industrial REITs - (1.84%)
$401,000	Prologis, Conv. Sr. Notes, 2.25%, 04/01/37	322,805

	Office REITs - (2.44%)
344,000	Digital Realty Trust, Inc., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (a)	340,130
104,000	SL Green Realty Corp., 144A Conv. Sr. Notes, 3.00%, 03/30/27 (a)	86,320

		426,450

	TOTAL FINANCIALS	749,255

	TOTAL CONVERTIBLE BONDS - (Identified Cost $604,617)	749,255

SHORT TERM INVESTMENTS - (9.36%)
505,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.07%, 07/01/09, dated 06/30/09, repurchase value of $505,001
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.309%-6.462%, 03/01/29-01/01/39, total market value $515,100)	505,000

DAVIS VARIABLE ACCOUNT FUND, INC.                                                                            Schedule of Investments

DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	June 30, 2009(Unaudited)

Principal	Security	Value (Note 1)
SHORT TERM INVESTMENTS - (CONTINUED)
$323,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.03%, 07/01/09, dated 06/30/09, repurchase value of $323,000
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-6.153%, 06/01/36-09/01/38, total market value $329,460)	$323,000
809,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.11%, 07/01/09, dated 06/30/09, repurchase value of $809,002
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-6.50%, 07/17/09-11/01/47, total market value $825,180)	809,000

	TOTAL SHORT TERM INVESTMENTS - (Identified Cost $1,637,000)	1,637,000

	Total Investments - (98.70%) - (Identified cost $24,412,859) - (b)	17,257,725
	Other Assets Less Liabilities - (1.30%)	226,889

	Net Assets - (100.00%)	$17,484,614

*	Non-Income producing security.
(a)

These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $426,450, or 2.44% of the Fund's net assets, as of June 30, 2009.

(b)	Aggregate cost for federal income tax purposes is $24,427,928. At June 30, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$634,290
	Unrealized depreciation	(7,804,493)

	Net unrealized depreciation	$(7,170,203)

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.                                                       Statements of Assets and Liabilities

  At June 30, 2009 (Unaudited)

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
ASSETS:
Investments in securities at value* (see accompanying Schedules of Investments)	$381,294,139	$75,051,367	$17,257,725
Cash	210,160	170,484	4,335
Cash - foreign currencies**	21,224	-	-
Receivables:
Capital stock sold	357,245	50	4,880
Dividends and interest	607,018	147,520	99,449
Investment securities sold	2,277,359	-	157,703
Prepaid expenses	2,645	3,749	1,611
Due from Adviser	-	-	2,100
Total assets	384,769,790	75,373,170	17,527,803
LIABILITIES:
Payables:
Investment securities purchased	1,765,979	198,850	-
Capital stock redeemed	563,270	239,343	11,494
Accrued audit fees	8,800	7,600	7,600
Accrued custodian fees	14,200	4,038	3,400
Accrued management fees	261,799	51,276	13,950
Other accrued expenses	14,918	6,899	6,745
Total liabilities	2,628,966	508,006	43,189
NET ASSETS	$382,140,824	$74,865,164	$17,484,614
SHARES OUTSTANDING	43,835,402	9,327,312	3,255,734
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$8.72	$8.03	$5.37
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$43,835	$9,327	$3,256
Additional paid-in capital	375,038,647	89,419,167	38,519,960
Undistributed net investment income	2,410,917	932,797	153,918
Accumulated net realized losses from investments and foreign currency transactions	(31,277,096)	(13,141,495)	(14,037,127)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	35,924,521	(2,354,632)	(7,155,393)
Net Assets	$382,140,824	$74,865,164	$17,484,614

*Including:
Cost of investments	$345,374,012	$77,407,902	$24,412,859

**Cost of cash - foreign currencies	21,302	-	-

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.                                                                          Statements of Operations

For the six months ended June 30, 2009 (Unaudited)

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
INVESTMENT INCOME:
Income:
Dividends*	$3,245,631	$592,742	$421,886
Interest	270,241	5,423	13,353
Total income	3,515,872	598,165	435,239

Expenses:
Management fees (Note 3)	1,233,340	226,394	59,686
Custodian fees	38,623	11,164	10,976
Transfer agent fees	7,961	4,469	3,156
Audit fees	10,200	9,000	9,000
Legal fees	7,440	1,378	385
Accounting fees (Note 3)	3,000	1,002	1,002
Reports to shareholders	26,225	8,957	2,250
Directors' fees and expenses	54,430	10,165	2,396
Registration and filing fees	180	38	12
Miscellaneous	8,608	3,531	3,109
Total expenses	1,390,007	276,098	91,972
Reimbursement of expenses by Adviser (Note 3)	-	-	(12,400)
Net expenses	1,390,007	276,098	79,572
Net investment income	2,125,865	322,067	355,667

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	(30,890,014)	(7,872,009)	(11,134,670)
Foreign currency transactions	2,987	(1,552)	(1,820)
Net change in unrealized appreciation (depreciation)	51,882,262	15,810,525	9,398,545
Net realized and unrealized gain (loss) on investments and foreign currency transactions	20,995,235	7,936,964	(1,737,945)
Net increase (decrease) in net assets resulting from operations	$23,121,100	$8,259,031	$(1,382,278)

*Net of foreign taxes withheld as follows	$56,024	$13,162	$1,291

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.                                                     Statements of Changes in Net Assets

For the six months ended June 30, 2009 (Unaudited)

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
OPERATIONS:
Net investment income	$2,125,865	$322,067	$355,667
Net realized loss from investments and foreign currency transactions	(30,887,027)	(7,873,561)	(11,136,490)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	51,882,262	15,810,525	9,398,545
Net increase (decrease) in net assets resulting from operations	23,121,100	8,259,031	(1,382,278)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	-	-	(201,749)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 5)	25,867,917	9,285,380	(262,768)
Total increase (decrease) in net assets	48,989,017	17,544,411	(1,846,795)

NET ASSETS:
Beginning of period	333,151,807	57,320,753	19,331,409
End of period*	$382,140,824	$74,865,164	$17,484,614

*Including undistributed net investment income of	$2,410,917	$932,797	$153,918

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.                                                     Statements of Changes in Net Assets

For the year ended December 31, 2008

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
OPERATIONS:
Net investment income	$4,955,792	$630,375	$654,938
Net realized gain (loss) from investments and foreign currency transactions	605,679	(5,207,088)	(2,901,263)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(246,836,174)	(46,773,677)	(16,471,893)
Net decrease in net assets resulting from operations	(241,274,703)	(51,350,390)	(18,718,218)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(4,909,074)	-	(804,817)
Realized gains from investment transactions	(8,550,201)	(3,340,762)	(368,670)
Return of capital	-	-	(28,370)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 5)	(70,813,149)	(4,713,395)	(10,296,476)
Total decrease in net assets	(325,547,127)	(59,404,547)	(30,216,551)

NET ASSETS:
Beginning of year	658,698,934	116,725,300	49,547,960
End of year*	$333,151,807	$57,320,753	$19,331,409

*Including undistributed net investment income of	$285,052	$610,730	$-

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.                                                                  Notes to Financial Statements

June 30, 2009 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Davis Variable Account Fund, Inc. (a Maryland corporation), consists of three series of funds, Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio (collectively "Funds"). Davis Value Portfolio and Davis Financial Portfolio are registered under the Investment Company Act of 1940 ("40 Act"), as amended, as diversified, open-end management investment companies. Davis Real Estate Portfolio is registered under the 40 Act, as amended, as a non-diversified, open-end management investment company. Insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may only purchase shares of the Funds. The Funds account separately for the assets, liabilities, and operations of each series. The following is a summary of significant accounting policies followed by the Funds in the preparation of financial statements.

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Davis Advisors" or "Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

Fair Value Measurements - The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy for measuring fair value of assets and liabilities. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical securities
Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	significant unobservable inputs (including Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

DAVIS VARIABLE ACCOUNT FUND, INC.                                         Notes to Financial Statements - (Continued)

June 30, 2009 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of June 30, 2009 in valuing each Fund's investments carried at value:

	Investments in Securities at Value

	Davis	Davis	Davis
	Value	Financial	Real Estate
	Portfolio	Portfolio	Portfolio
Valuation inputs
Level 1 - Quoted prices:
Equity securities:
Consumer discretionary	$34,299,508	$844,270	$-
Consumer staples	45,206,086	-	-
Energy	61,650,243	3,280,625	-
Financials	108,603,442	58,970,083	13,122,177
Health care	34,033,278	-	-
Industrials	27,630,665	2,428,179	1,174,139
Information technology	34,231,504	-	-
Materials	21,049,263	1,712,160	-
Utilities	705,888	-	-
Level 2 - Other Significant
Observable Inputs:
Convertible debt securities	2,636,740	-	749,255
Corporate debt securities	2,108,522	-	-
Equity securities:
Financials	-	2,724,050	575,154
Short-term securities	9,139,000	5,092,000	1,637,000
Level 3 - Significant Unobservable Inputs:	-	-	-
Total	$381,294,139	$75,051,367	$17,257,725

Master Repurchase Agreements - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

DAVIS VARIABLE ACCOUNT FUND, INC.                                         Notes to Financial Statements - (Continued)

June 30, 2009 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

Foreign Currency- The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statements of Operations.

Federal Income Taxes- It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2009, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2005. At June 30, 2009 the Funds had post October 2008 losses available to offset future capital gains, if any, which expire in 2017. Davis Financial Portfolio and Davis Real Estate Portfolio have available for federal income tax purposes unused capital loss carryforwards that expire in 2016. Details of post October 2008 losses and capital loss carryforwards are as follows:

	Post October 2008 Losses (expire December 31, 2017)	Capital Loss Carryforwards (expire December 31, 2016)
Davis Value Portfolio	$227,000	$-

Davis Financial Portfolio	407,000	4,739,000

Davis Real Estate Portfolio	290,000	2,585,000

Securities Transactions and Related Investment Income- Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and partnership income. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

DAVIS VARIABLE ACCOUNT FUND, INC.                                         Notes to Financial Statements - (Continued)

June 30, 2009 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

Indemnification - Under the Funds' organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds' contracts with their service providers contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements- In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) for the six months ended June 30, 2009 for Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio were as follows:

	Davis	Davis	Davis
	Value	Financial	Real Estate
	Portfolio	Portfolio	Portfolio
Cost of purchases	$80,250,298	$12,209,875	$6,772,560
Proceeds of sales	38,047,907	3,126,997	7,188,809

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser. The annual rate for each of the Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio was 0.75% of the respective Fund's average net assets. Effective July 1, 2009, the annual rate is 0.55% of the respective Fund's average net assets.

Boston Financial Data Services, Inc. ("BFDS") is the Funds' primary transfer agent. State Street Bank and Trust Company ("State Street Bank") is the Funds' primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Funds' custodian. The Adviser is also paid for certain accounting services. The fee for these services for the six months ended June 30, 2009 for Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio amounted to $3,000, $1,002, and $1,002, respectively. The Adviser is contractually committed to waive fees and/or reimburse each Fund's expenses to the extent necessary to cap total annual operating expenses at 1.00% for each Fund. During the six months ended June 30, 2009, such reimbursements amounted to $12,400 for the Davis Real Estate Portfolio. Certain directors and officers of the Funds are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Funds. There were no reductions made during the six months ended June 30, 2009 for Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio.

DAVIS VARIABLE ACCOUNT FUND, INC.                                         Notes to Financial Statements - (Continued)

June 30, 2009 (Unaudited)

NOTE 5 - CAPITAL STOCK

At June 30, 2009, there were 5 billion shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended June 30, 2009 (Unaudited)
	Davis Value	Davis Financial	Davis Real
	Portfolio	Portfolio	Estate Portfolio
Shares sold	8,455,902	2,028,219	463,305
Shares issued in reinvestment of distributions	-	-	49,938
	8,455,902	2,028,219	513,243
Shares redeemed	(4,936,730)	(748,907)	(589,540)
Net increase (decrease)	3,519,172	1,279,312	(76,297)

Proceeds from shares sold	$65,276,569	$14,542,606	$2,399,043
Proceeds from shares issued in reinvestment of
distributions	-	-	201,749
	65,276,569	14,542,606	2,600,792
Cost of shares redeemed	(39,408,652)	(5,257,226)	(2,863,560)
Net increase (decrease)	$25,867,917	$9,285,380	$(262,768)

	Year ended December 31, 2008
	Davis Value	Davis Financial	Davis Real
	Portfolio	Portfolio	Estate Portfolio
Shares sold	5,699,870	2,481,240	276,678
Shares issued in reinvestment of distributions	1,734,051	531,968	161,544
	7,433,921	3,013,208	438,222
Shares redeemed	(12,622,781)	(3,147,595)	(1,432,521)
Net decrease	(5,188,860)	(134,387)	(994,299)

Proceeds from shares sold	$61,188,955	$26,265,738	$2,700,154
Proceeds from shares issued in reinvestment of
distributions	13,459,275	3,340,762	1,201,857
	74,648,230	29,606,500	3,902,011
Cost of shares redeemed	(145,461,379)	(34,319,895)	(14,198,487)
Net decrease	$(70,813,149)	$(4,713,395)	$(10,296,476)

NOTE 6 - BANK BORROWINGS

Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Funds had no borrowings outstanding for the six months ended June 30, 2009.

DAVIS VARIABLE ACCOUNT FUND, INC.                                         Notes to Financial Statements - (Continued)

June 30, 2009 (Unaudited)

NOTE 7 - ILLIQUID SECURITIES

Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities in Davis Value Portfolio amounted to $3,203,262 or 0.84% of the Fund's net assets as of June 30, 2009. The aggregate value of illiquid securities in Davis Financial Portfolio amounted to $2,724,050 or 3.64% of the Fund's net assets as of June 30, 2009. Information regarding illiquid securities is as follows:

Fund	Security	Acquisition Date	Principal	Units/ Shares	Cost per Unit/Share	Valuation per Unit/Share as of June 30, 2009

Davis Value Portfolio	Harley-Davidson, Inc., Sr. Notes, 15.00%, 02/01/14	02/03/09	$ 2,000,000	20,000	$100.00	$105.43

Davis Value Portfolio	Level 3 Communications, Inc., Conv. Sr. Notes, 15.00%, 01/15/13	12/23/08	$ 400,000	4,000	$100.00	$119.13

Davis Value Portfolio	Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13	07/17/08	$ 736,000	7,360	$100.00	$84.00

Davis Financial Portfolio	Oaktree Capital Group LLC, Class A	05/21/07	NA	126,700	$23.84	$21.50

DAVIS VARIABLE ACCOUNT FUND, INC.                                                                                  Financial Highlights

DAVIS VALUE PORTFOLIO

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2009	Year ended December 31,
	(Unaudited)	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$8.26	$14.48	$14.58	$12.77	$11.78	$10.57

Income (Loss) from Investment Operations:
Net Investment Income	0.05	0.13	0.17	0.11	0.12	0.09
Net Realized and Unrealized Gains (Losses)	0.41	(6.00)	0.51	1.81	0.99	1.21
Total from Investment Operations	0.46	(5.87)	0.68	1.92	1.11	1.30

Dividends and Distributions:
Dividends from Net Investment Income	-	(0.12)	(0.17)	(0.11)	(0.11)	(0.09)
Distributions from Realized Gains	-	(0.23)	(0.61)	-	-	-
Distributions in Excess of Net Investment Income	-	-	-	-	(0.01)	-
Return of Capital	-	-	-	-	-	-[a]
Total Dividends and Distributions	-	(0.35)	(0.78)	(0.11)	(0.12)	(0.09)
Net Asset Value, End of Period	$8.72	$8.26	$14.48	$14.58	$12.77	$11.78

Total Return[b]	5.57%	(40.32)%	4.64%	15.00%	9.44%	12.33%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$382,141	$333,152	$658,699	$771,828	$620,369	$684,723
Ratio of Expenses to Average Net Assets:
Gross	0.85%[c]	0.82%	0.81%	0.81%	0.81%	0.81%
Net[d]	0.85%[c]	0.82%	0.81%	0.81%	0.81%	0.81%
Ratio of Net Investment Income to Average Net Assets	1.29%[c]	0.98%	1.11%	0.83%	0.87%	0.87%
Portfolio Turnover Rate[e]	12%	17%	9%	19%	14%	4%

a	Less than $0.005 per share.
b

Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

c	Annualized.
d	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.
e

The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.                                                                                  Financial Highlights

DAVIS FINANCIAL PORTFOLIO

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2009	Year ended December 31,
	(Unaudited)	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.12	$14.27	$16.29	$13.83	$12.82	$11.66

Income (Loss) from Investment Operations:
Net Investment Income	0.02	0.08	0.17	0.09	0.07	0.04
Net Realized and Unrealized Gains (Losses)	0.89	(6.76)	(1.12)	2.47	1.00	1.16
Total from Investment Operations	0.91	(6.68)	(0.95)	2.56	1.07	1.20

Dividends and Distributions:
Dividends from Net Investment Income	-	-	(0.17)	(0.09)	(0.06)	(0.04)
Distributions from Realized Gains	-	(0.47)	(0.90)	(0.01)	-	-
Total Dividends and Distributions	-	(0.47)	(1.07)	(0.10)	(0.06)	(0.04)
Net Asset Value, End of Period	$8.03	$7.12	$14.27	$16.29	$13.83	$12.82

Total Return[a]	12.78%[b]	(46.36)%	(6.05)%	18.50%	8.38%	10.32%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$74,865	$57,321	$116,725	$155,807	$124,060	$109,274
Ratio of Expenses to Average Net Assets:
Gross	0.91%[c]	0.88%	0.85%	0.84%	0.85%	0.85%
Net[d]	0.91%[c]	0.88%	0.85%	0.84%	0.85%	0.85%
Ratio of Net Investment Income to Average Net Assets	1.07%[c]	0.73%	0.97%	0.66%	0.52%	0.40%
Portfolio Turnover Rate[e]	6%	16%	17%	9%	21%	6%

a

Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

b

Davis Financial Portfolio received a favorable class action settlement from a company that it no longer owns. This settlement had a material impact on the investment performance of the Fund in 2009. This was a one-time event that is unlikely to be repeated.

c	Annualized.
d	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.
e

The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.                                                                                   Financial Highlights

DAVIS REAL ESTATE PORTFOLIO

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2009	Year ended December 31,
	(Unaudited)	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$5.80	$11.45	$20.43	$17.33	$16.80	$13.47

Income (Loss) from Investment Operations:
Net Investment Income	0.11	0.19	0.42	0.34	0.30	0.34
Net Realized and Unrealized Gains (Losses)	(0.47)	(5.50)	(3.40)	5.58	1.86	4.07
Total from Investment Operations	(0.36)	(5.31)	(2.98)	5.92	2.16	4.41

Dividends and Distributions:
Dividends from Net Investment Income	(0.07)	(0.22)	(0.64)	(0.60)	(0.54)	(0.48)
Distributions from Realized Gains	-	(0.11)	(5.36)	(2.22)	(1.09)	(0.60)
Return of Capital	-	(0.01)	-	-	-	-
Total Dividends and Distributions	(0.07)	(0.34)	(6.00)	(2.82)	(1.63)	(1.08)
Net Asset Value, End of Period	$5.37	$5.80	$11.45	$20.43	$17.33	$16.80

Total Return[a]	(5.92)%	(46.91)%	(15.48)%	34.37%	13.14%	33.35%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$17,485	$19,331	$49,548	$89,738	$64,556	$58,279
Ratio of Expenses to Average Net Assets:
Gross	1.16%[b]	0.98%	0.88%	0.86%	0.87%	0.89%
Net[c]	1.00%[b]	0.98%	0.87%	0.86%	0.87%	0.89%
Ratio of Net Investment Income to Average Net Assets	4.47%[b]	1.84%	1.92%	1.63%	1.71%	2.30%
Portfolio Turnover Rate[d]	46%	41%	49%	38%	28%	32%

a

Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company.s separate account. Inclusion of these charges would reduce the total returns shown.

b	Annualized.
c	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.
d

The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.                                                                                        Fund Information

Portfolio Proxy Voting Policies and Procedures

The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds' Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds' website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds' Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds' website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available without charge, upon request, by calling 1-800-279-0279 or on the Funds' website at www.davisfunds.com or on the SEC's website at www.sec.gov. The Funds' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS VARIABLE ACCOUNT FUND, INC.                                         Director Approval of Advisory Agreements

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund's advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly "Davis Advisors" and "Advisory Agreements").

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Advisors in anticipation of the annual contract review. The Independent Directors were provided with responsive background material (including recent investment performance data), and their counsel provided guidance, prior to a separate contract review meeting held in March 2009 where the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements was in the best interest of Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio and their shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors' determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors' recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of each Fund, but also the full range and quality of services provided by Davis Advisors to each Fund and their shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.

Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversight of third party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder's ultimate return is the product of a fund's results, as well as the shareholder's behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors are also important in assessing whether Davis Fund shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data may be informative, the judgment of the Independent Directors must take many factors, including those listed below, into consideration in representing the shareholders of the Davis Funds. In connection with reviewing comparative performance information, the Independent Directors generally give weight to longer-term measurements.

The Independent Directors expect Davis Advisors to employ a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy.

The Independent Directors recognized Davis Advisors' (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) record of generally producing satisfactory results over longer-term periods; (c) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules of each of the Funds, including an assessment of competitive fee schedules.

DAVIS VARIABLE ACCOUNT FUND, INC.                  Director Approval of Advisory Agreements - (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements - (Continued)

The Independent Directors reviewed the management fee schedule for each Fund and the profitability of each Fund to Davis Advisors, the extent to which economies of scale might be realized if any of the Funds' net assets increased, and whether the fixed fee schedule reflected those potential economies of scale. The Independent Directors considered the nature, quality and extent of the services being provided to each Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Funds, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

Davis Value Portfolio

The Independent Directors noted that Davis Value Portfolio had under-performed its benchmark, the Standard & Poor's 500® Index, over the one-, three-, and five-year time periods ended February 28, 2009. A report produced by an independent service provider indicated that the Fund under-performed its peer group over the one- and three-year time periods and out-performed over the five-year time period, all ended December 31, 2008. The Independent Directors noted the Fund's strong performance versus both the S&P 500® Index and its peer group for 4 of the 5 rolling five calendar year time frames ended December 31, 2004 through December 31, 2008.

The Independent Directors considered the management fee and total expense ratio for Davis Value Portfolio. The management fee and total expense ratio were both above the average but within the range of its peer group.

Davis Financial Portfolio

The Independent Directors noted that Davis Financial Portfolio had under-performed its benchmark, the Standard & Poor's 500® Index, over the one-, three-, and five-year time periods ended February 28, 2009. A report produced by an independent service provider indicated that the Fund out-performed its peer group over the one-, three-, and five-year time periods ended December 31, 2008. The Independent Directors noted the Fund's strong performance versus its peer group for the 5 rolling five calendar year time frames ended December 31, 2004 through December 31, 2008.

The Independent Directors considered the management fee and total expense ratio for Davis Financial Portfolio. The management fee and total expense ratio were reasonable and below the average of its peer group.

Davis Real Estate Portfolio

The Independent Directors noted that Davis Real Estate Portfolio had under-performed its benchmark, the Wilshire U.S. Real Estate Securities Index (formerly Dow Jones Wilshire Real Estate Securities Index), over the five-year time period, matched the three-year time period, and out-performed in the one-year time period, all ended February 28, 2009. A report produced by an independent service provider indicated that the Fund had under-performed its peer group over the one-, three-, and five-year time periods ended December 31, 2008. The Independent Directors noted the Fund's strong performance versus its peer group for 4 of the 5 rolling five calendar year time frames ended December 31, 2004 through December 31, 2008.

The Independent Directors considered the management fee and total expense ratio for Davis Real Estate Portfolio. The management fee and total expense ratio were reasonable and below the average expense ratios of its peer group.

DAVIS VARIABLE ACCOUNT FUND, INC.Director Approval of Advisory Agreements - (Continued)

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio and their shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors' shareholder-oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fees for Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio were reasonable in light of the nature, quality and extent of the services being provided to the Funds, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interest of each Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

Important Developments Following Approval of the Advisory Agreement

In the June 2009 Board of Directors' meeting Davis Advisors notified the Directors that it was voluntarily reducing each of the Funds' management fees by reducing the fixed fee of 75 basis points to a fixed fee of 55 basis points effective July 1, 2009.

DAVIS VARIABLE ACCOUNT FUND, INC.                                                                              Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of Centerpoint Properties Trust (a REIT); former Co-chairman and Chief Executive Officer for 22 years (until 2006).	13	Director, DCT Industrial Trust (a REIT).

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, First Market Bank; Director, Washington Post Co. (newspaper publisher); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

G. Bernard Hamilton (03/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M-Hill, Inc. (engineering).	13	none

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002.	13	none

Christian R. Sonne (05/06/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm).	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) since 2007; former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a REIT).	13

Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

DAVIS VARIABLE ACCOUNT FUND, INC.                                                      Directors and Officers - (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Jeremy H. Biggs (08/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Audit Committee and Member of the International Investment Committee, former Chief Investment Officer (1980 through 2005), all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	13	none

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser's general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	10

Director, Davis New York Venture Fund, Inc. (consisting of four portfolios); Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

*    Jeremy H. Biggs and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940.

DAVIS VARIABLE ACCOUNT FUND, INC.                                                      Directors and Officers - (Continued)

Officers

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). President or Vice President of each of the Davis Funds (consisting of 13 portfolios) and Selected Funds (consisting of three portfolios); President, Davis Selected Advisers, L.P., serves as an executive officer in certain companies affiliated with the Adviser; Director of Davis Series, Inc. (consisting of six portfolios) and the Selected Funds (consisting of three portfolios).

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Partner, Seyfarth Shaw LLP (a law firm); counsel to the Independent Directors and the Davis Funds.

DAVIS VARIABLE ACCOUNT FUND, INC.

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors")
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Seyfarth Shaw LLP
131 South Dearborn Street, Suite 2400
Chicago, Illinois 60603-5577

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Variable Account Fund, Inc., including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Funds' Statement of Additional Information contains additional information about the Funds' Directors and is available without charge upon request by calling 1-800-279-0279 and on the Funds' website at www.davisfunds.com. Quarterly Fact sheets are available on the Fund's website at www.davisfunds.com.

DAVIS VALUE PORTFOLIO	Table of Contents

Management’s Discussion and Analysis	2

Fund Overview	4

Expense Example	5

Schedule of Investments	6

Statement of Assets and Liabilities	11

Statement of Operations	12

Statements of Changes in Net Assets	13

Notes to Financial Statements	14

Financial Highlights	19

Fund Information	20

Director Approval of Advisory Agreements	21

Directors and Officers	23

DAVIS VALUE PORTFOLIO	Management’s Discussion and Analysis

Performance Overview

Davis Value Portfolio delivered a return on net asset value of 5.57% for the six-month period ended June 30, 20091. Over the same time period, the Standard & Poor’s 500® Index2 (“Index”) returned 3.16%. The sectors3 within the Index delivering the strongest performance for the period were information technology, materials, and consumer discretionary. The sectors delivering the weakest performance for the period were industrials, telecommunication services, and financials.

Factors Impacting the Portfolio’s Performance

The Portfolio’s investment in industrial companies was an important contributor4 to performance. While the Index’s industrial companies lost 6%, the Portfolio’s industrial companies gained 17%. China Merchants Holdings5 was among the most important contributors to performance.

Information technology companies were the most important contributor to the absolute performance of both the Portfolio and the Index (up 23% versus up 25% for the Index) over the six-month period. A lower relative average weighting in this strongly performing sector (9% versus 17% for the Index) detracted from performance. Texas Instruments, Microsoft, and Google were among the most important contributors to performance.

The Portfolio had more invested in financial companies than in any other sector (26% versus 12% for the Index). The Portfolio’s financial companies out-performed the corresponding sector within the Index (up 2% versus down 3% for the Index). American Express and Julius Baer were among the most important contributors to performance while Wells Fargo, Berkshire Hathaway, and Bank of America were among the most important detractors from performance. The Portfolio no longer owns Bank of America.

Health care companies also made important contributions to performance. The Portfolio’s health care companies out-performed the corresponding sector within the Index (up 12% versus roughly flat for the Index). Schering-Plough was among the most important contributors to performance.

Consumer staple companies detracted from performance. The Portfolio’s consumer staple companies under-performed the corresponding sector within the Index (down 4% versus down 2% for the Index). Costco Wholesale and Philip Morris were among the most important detractors from performance.

Energy companies included two of the most important contributors to performance, Canadian Natural Resources and Occidental Petroleum, and two of the most important detractors from performance, ConocoPhillips and Devon Energy. The Portfolio had more invested in energy companies than the Index (17% versus 13% for the Index) and the Portfolio’s energy companies out-performed the corresponding sector within the Index (up 3% versus down 2% for the Index).

The Portfolio ended the six-month period with approximately 14% of its net assets in foreign companies. As a whole these companies out-performed the domestic companies held by the Portfolio.

2

DAVIS VALUE PORTFOLIO	Management’s Discussion and Analysis (Continued)

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Value Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis Value Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Value Portfolio are: (1) market risk, (2) company risk, (3) financial services risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

1    Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary, so that when redeemed, an investor’s shares may be worth more or less than when purchased. The total annualized operating expense ratio for the six months ended June 30, 2009 was 0.85%. Below are the average annual total returns for the periods ended June 30, 2009:

			SINCE
			PORTFOLIO’S
			INCEPTION
	1-YEAR	5-YEAR	(July 1, 1999)
Davis Value Portfolio	(28.95)%	(2.25)%	0.18%
Standard & Poor’s 500® Index	(26.21)%	(2.24)%	(2.28)%

Portfolio performance numbers are net of all portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

Portfolio performance changes over time and current performance may be higher or lower than stated. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

2   The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

3   The companies included in the Standard & Poor’s 500® Index are divided into ten sectors. One or more industry groups make up a sector.

4   A company’s or sector’s contribution to or detraction from the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

5   This Management Discussion and Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

Shares of the Davis Value Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

3

DAVIS VALUE PORTFOLIO	Fund Overview
At June 30, 2009 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)

			Fund	S&P 500®
Common Stock (U.S.)	82.69%	Energy	16.57%	12.42%
Common Stock (Foreign)	13.36%	Diversified Financials	12.29%	7.41%
Convertible Bonds (U.S.)	0.53%	Insurance	11.92%	2.35%
Convertible Bonds (Foreign)	0.16%	Information Technology	9.20%	18.40%
Corporate Bonds	0.55%	Health Care	9.15%	13.97%
Stock Rights (Foreign)	0.10%	Food & Staples Retailing	6.62%	3.05%
Short Term Investments	2.39%	Materials	5.82%	3.23%
Other Assets & Liabilities	0.22%	Media	5.01%	2.58%
	100.00%	Banks	4.33%	2.83%
		Food, Beverage & Tobacco	4.04%	6.08%
		Commercial & Professional Services	3.41%	0.71%
		Transportation	2.59%	2.03%
		Other	2.39%	11.32%
		Retailing	2.37%	3.21%
		Household & Personal Products	1.48%	2.84%
		Capital Goods	1.43%	7.09%
		Automobiles & Components	1.38%	0.48%
			100.00%	100.00%

Top 10 Holdings

(% of Fund’s Net Assets)

Berkshire Hathaway Inc., Class A	Property & Casualty Insurance	4.83%
Occidental Petroleum Corp.	Energy	4.73%
Wells Fargo & Co.	Commercial Banks	4.22%
Costco Wholesale Corp.	Food & Staples Retailing	4.00%
Devon Energy Corp.	Energy	2.87%
EOG Resources, Inc.	Energy	2.86%
American Express Co.	Consumer Finance	2.68%
JPMorgan Chase & Co.	Diversified Financial Services	2.63%
CVS Caremark Corp.	Food & Staples Retailing	2.45%
Loews Corp.	Multi-line Insurance	2.28%

4

DAVIS VALUE PORTFOLIO	Expense Example (Unaudited)

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended June 30, 2009. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(01/01/09)	(06/30/09)	(01/01/09-06/30/09)
Actual	$1,000.00	$1,055.69	$4.33
Hypothetical	$1,000.00	$1,020.58	$4.26

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (0.85%*), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

5

DAVIS VALUE PORTFOLIO	Schedule of Investments
June 30, 2009 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK - (96.05%)
Consumer Discretionary - (8.98%)
Automobiles & Components – (0.79%)
187,000	Harley-Davidson, Inc.	$3,031,270

Consumer Durables & Apparel – (0.35%)
24,735	Garmin Ltd.	589,064
17,799	Hunter Douglas NV (Netherlands)	726,607

		1,315,671

Consumer Services – (0.65%)
143,763	H&R Block, Inc.	2,477,037

Media – (4.88%)
452,541	Comcast Corp., Special Class A	6,374,040
192,170	Grupo Televisa S.A., ADR (Mexico)	3,266,890
75,360	Liberty Media Corp. - Entertainment, Series A *	2,013,242
461,300	News Corp., Class A	4,204,750
119,600	Walt Disney Co.	2,790,268

		18,649,190

Retailing – (2.31%)
22,800	Amazon.com, Inc. *	1,908,018
143,015	Bed Bath & Beyond Inc. *	4,392,705
143,000	CarMax, Inc. *	2,102,100
84,450	Liberty Media Corp. - Interactive, Series A *	423,517

		8,826,340

	TOTAL CONSUMER DISCRETIONARY	34,299,508

Consumer Staples - (11.83%)
Food & Staples Retailing – (6.45%)
334,700	Costco Wholesale Corp.	15,295,790
293,498	CVS Caremark Corp.	9,353,781

		24,649,571

Food, Beverage & Tobacco – (3.94%)
26,700	Coca-Cola Co.	1,281,333
97,833	Diageo PLC, ADR (United Kingdom)	5,600,939
113,871	Heineken Holding NV (Netherlands)	3,616,601
28,160	Hershey Co.	1,013,760
80,790	Philip Morris International Inc.	3,524,060

		15,036,693

Household & Personal Products – (1.44%)
108,020	Procter & Gamble Co.	5,519,822

	TOTAL CONSUMER STAPLES	45,206,086

Energy - (16.13%)
135,600	Canadian Natural Resources Ltd. (Canada)	7,117,644
2,659,900	China Coal Energy Co. - H (China)	3,171,267
169,822	ConocoPhillips	7,142,713
201,330	Devon Energy Corp.	10,972,485
160,830	EOG Resources, Inc.	10,923,574
274,560	Occidental Petroleum Corp.	18,068,794
1,800	OGX Petroleo e Gas Participacoes S.A. (Brazil)	917,848
44,904	Transocean Ltd. *	3,335,918

	TOTAL ENERGY	61,650,243

6

DAVIS VALUE PORTFOLIO	Schedule of Investments
June 30, 2009 (Unaudited)

Shares	Security	Value (Note 1)
Common Stock - (Continued)
Financials - (28.42%)
Banks – (4.22%)
	Commercial Banks – (4.22%)
663,924	Wells Fargo & Co.	$16,106,796

Diversified Financials – (11.97%)
	Capital Markets – (5.56%)
90,370	Ameriprise Financial, Inc.	2,193,280
264,800	Bank of New York Mellon Corp.	7,761,288
96,700	Brookfield Asset Management Inc., Class A (Canada)	1,650,669
15,740	Goldman Sachs Group, Inc.	2,320,705
188,960	Julius Baer Holding AG (Switzerland)	7,335,450

		21,261,392

	Consumer Finance – (2.68%)
440,430	American Express Co.	10,235,593

	Diversified Financial Services – (3.73%)
294,568	JPMorgan Chase & Co.	10,047,714
122,530	Moody's Corp.	3,228,666
15,700	Visa Inc., Class A	977,482

		14,253,862

		45,750,847

Insurance – (11.61%)
	Life & Health Insurance – (0.30%)
29,980	Principal Financial Group, Inc.	564,823
21,700	Sun Life Financial Inc. (Canada)	584,164

		1,148,987

	Multi-line Insurance – (2.60%)
207,611	American International Group, Inc. *	240,829
83,200	Hartford Financial Services Group, Inc.	987,584
317,790	Loews Corp.	8,707,446

		9,935,859

	Property & Casualty Insurance – (7.57%)
205	Berkshire Hathaway Inc., Class A *	18,450,000
530	Berkshire Hathaway Inc., Class B *	1,534,737
1,180	Markel Corp. *	332,406
81,700	NIPPONKOA Insurance Co., Ltd. (Japan)	476,622
538,360	Progressive Corp. (Ohio) *	8,134,620

		28,928,385

	Reinsurance – (1.14%)
100,407	Transatlantic Holdings, Inc.	4,350,635

		44,363,866

Real Estate – (0.62%)
503,000	Hang Lung Group Ltd. (Hong Kong)	2,381,933

	TOTAL FINANCIALS	108,603,442

Health Care - (8.91%)
Health Care Equipment & Services – (3.69%)
40,200	Becton, Dickinson and Co.	2,866,662
87,100	Cardinal Health, Inc.	2,660,905
66,880	Express Scripts, Inc. *	4,596,997
15,400	Laboratory Corp. of America Holdings *	1,043,966

7

DAVIS VALUE PORTFOLIO	Schedule of Investments
June 30, 2009 (Unaudited)

Shares	Security	Value (Note 1)
Common Stock - (Continued)
Health Care - (Continued)
Health Care Equipment & Services – (Continued)
116,400	UnitedHealth Group Inc.	$2,907,672

		14,076,202

Pharmaceuticals, Biotechnology & Life Sciences – (5.22%)
108,600	Johnson & Johnson	6,168,480
123,100	Merck & Co., Inc.	3,441,876
219,200	Pfizer Inc.	3,288,000
281,000	Schering-Plough Corp.	7,058,720

		19,957,076

	TOTAL HEALTH CARE	34,033,278

Industrials - (7.23%)
Capital Goods – (1.39%)
88,080	ABB Ltd., ADR (Switzerland)	1,389,903
32,330	PACCAR Inc.	1,052,018
110,034	Tyco International Ltd.	2,858,683

		5,300,604

Commercial & Professional Services – (3.32%)
53,500	D&B Corp.	4,344,735
290,197	Iron Mountain Inc. *	8,343,164

		12,687,899

Transportation – (2.52%)
1,258,247	China Merchants Holdings International Co., Ltd. (China)	3,604,245
882,000	China Shipping Development Co. Ltd. - H (China)	1,135,781
939,200	Cosco Pacific Ltd. (China)	1,054,321
23,400	Kuehne & Nagel International AG, Registered (Switzerland)	1,832,718
40,310	United Parcel Service, Inc., Class B	2,015,097

		9,642,162

	TOTAL INDUSTRIALS	27,630,665

Information Technology - (8.96%)
Semiconductors & Semiconductor Equipment – (1.96%)
352,200	Texas Instruments Inc.	7,501,860

Software & Services – (3.94%)
184,000	Activision Blizzard, Inc. *	2,324,840
13,190	Google Inc., Class A *	5,563,938
301,310	Microsoft Corp.	7,168,165

		15,056,943

Technology Hardware & Equipment – (3.06%)
188,250	Agilent Technologies, Inc. *	3,823,358
135,400	Cisco Systems, Inc. *	2,524,533
137,770	Hewlett-Packard Co.	5,324,810

		11,672,701

	TOTAL INFORMATION TECHNOLOGY	34,231,504

Materials - (5.41%)
61,300	BHP Billiton PLC (United Kingdom)	1,375,604
42,380	Martin Marietta Materials, Inc.	3,342,934
28,200	Monsanto Co.	2,096,388
9,954	Potash Corp. of Saskatchewan Inc. (Canada)	926,220
21,800	Rio Tinto PLC (United Kingdom)	754,966

8

DAVIS VALUE PORTFOLIO	Schedule of Investments
June 30, 2009 (Unaudited)

Shares/Principal	Security	Value (Note 1)
Common Stock - (Continued)
Materials - (Continued)
426,510	Sealed Air Corp.	$7,869,109
199,850	Sino-Forest Corp. (Canada)*	2,130,542
50,290	Vulcan Materials Co.	2,167,499

	TOTAL MATERIALS	20,663,262

Utilities - (0.18%)
60,800	AES Corp. *	705,888

	TOTAL UTILITIES	705,888

	TOTAL COMMON STOCK – (Identified cost $331,043,154)	367,023,876

STOCK RIGHTS - (0.10%)
Materials - (0.10%)
11,445	Rio Tinto PLC - FPR (United Kingdom)	386,001

	TOTAL STOCK RIGHTS – (Identified cost $455,858)	386,001

CONVERTIBLE BONDS - (0.69%)
Materials - (0.16%)
$736,000	Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13 (Canada) (a)	618,240

	TOTAL MATERIALS	618,240

Telecommunication Services - (0.53%)
1,600,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11	1,542,000
400,000	Level 3 Communications, Inc., Conv. Sr. Notes, 15.00%, 01/15/13 (a)	476,500

	TOTAL TELECOMMUNICATION SERVICES	2,018,500

	TOTAL CONVERTIBLE BONDS – (Identified cost $2,736,000)	2,636,740

CORPORATE BONDS - (0.55%)
Consumer Discretionary - (0.55%)
Automobiles & Components – (0.55%)
2,000,000	Harley-Davidson, Inc., Sr. Notes, 15.00%, 02/01/14 (a)	2,108,522

	TOTAL CORPORATE BONDS – (Identified cost $2,000,000)	2,108,522

SHORT TERM INVESTMENTS - (2.39%)
2,818,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.07%, 07/01/09, dated 06/30/09, repurchase value of $2,818,005
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.309%-6.462%, 03/01/29-01/01/39, total market value $2,874,360)	2,818,000
1,806,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.03%, 07/01/09, dated 06/30/09, repurchase value of $1,806,002
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-6.153%, 06/01/36-09/01/38, total market value $1,842,120)	1,806,000
4,515,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.11%, 07/01/09, dated 06/30/09, repurchase value of $4,515,014
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-6.50%, 07/17/09-11/01/47, total market value $4,605,300)	4,515,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $9,139,000)	9,139,000

9

DAVIS VALUE PORTFOLIO	Schedule of Investments
June 30, 2009 (Unaudited)

	Total Investments – (99.78%) – (Identified cost $345,374,012) – (b)	$381,294,139
	Other Assets Less Liabilities – (0.22%)	846,685

	Net Assets – (100.00%)	$382,140,824

ADR: American Depositary Receipt
*	Non-Income producing security.
(a)	Illiquid Security – See Note 7 of the Notes to Financial Statements.
(b)	Aggregate cost for federal income tax purposes is $345,536,022. At June 30, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$77,113,296
	Unrealized depreciation	(41,355,179)

	Net unrealized appreciation	$35,758,117

See Notes to Financial Statements

10

DAVIS VALUE PORTFOLIO	Statements of Assets and Liabilities
At June 30, 2009 (Unaudited)

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$381,294,139
Cash	210,160
Cash - foreign currencies**	21,224
Receivables:
Capital stock sold	357,245
Dividends and interest	607,018
Investment securities sold	2,277,359
Prepaid expenses	2,645
Total assets	384,769,790
LIABILITIES:
Payables:
Investment securities purchased	1,765,979
Capital stock redeemed	563,270
Accrued management fees	261,799
Other accrued expenses	37,918
Total liabilities	2,628,966
NET ASSETS	$382,140,824
SHARES OUTSTANDING	43,835,402
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$8.72
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$43,835
Additional paid-in capital	375,038,647
Undistributed net investment income	2,410,917
Accumulated net realized losses from investments and foreign currency transactions	(31,277,096)
Net unrealized appreciation on investments and foreign currency transactions	35,924,521
Net Assets	$382,140,824

*Including:
Cost of investments	$345,374,012

**Cost of cash - foreign currencies	21,302

See Notes to Financial Statements

11

DAVIS VALUE PORTFOLIO	Statements of Operations
For the six months ended June 30, 2009 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$3,245,631
Interest		270,241
Total income		3,515,872

Expenses:
Management fees (Note 3)	$1,233,340
Custodian fees	38,623
Transfer agent fees	7,961
Audit fees	10,200
Legal fees	7,440
Accounting fees (Note 3)	3,000
Reports to shareholders	26,225
Directors’ fees and expenses	54,430
Registration and filing fees	180
Miscellaneous	8,608
Total expenses		1,390,007
Net investment income		2,125,865

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		(30,890,014)
Foreign currency transactions		2,987
Net change in unrealized appreciation (depreciation)		51,882,262
Net realized and unrealized gain on investments and foreign currency transactions		20,995,235
Net increase in net assets resulting from operations		$23,121,100

*Net of foreign taxes withheld as follows		$56,024

See Notes to Financial Statements

12

DAVIS VALUE PORTFOLIO	Statements of Changes in Net Assets

	Six months ended	Year ended
	June 30, 2009 (Unaudited)	December 31, 2008
OPERATIONS:
Net investment income	$2,125,865	$4,955,792
Net realized gain (loss) from investments and foreign currency transactions	(30,887,027)	605,679
Net change in appreciation (depreciation) on investments and foreign currency transactions	51,882,262	(246,836,174)
Net increase (decrease) in net assets resulting from operations	23,121,100	(241,274,703)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(4,909,074)
Realized gains from investment transactions	–	(8,550,201)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 5)	25,867,917	(70,813,149)
Total increase (decrease) in net assets	48,989,017	(325,547,127)

NET ASSETS:
Beginning of period	333,151,807	658,698,934
End of period*	$382,140,824	$333,151,807

*Including undistributed net investment income of	$2,410,917	$285,052

See Notes to Financial Statements

13

DAVIS VALUE PORTFOLIO	Notes to Financial Statements
June 30, 2009 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may only purchase shares of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of financial statements.

Security Valuation - The Fund calculates the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

Fair Value Measurements - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy for measuring fair value of assets and liabilities. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

14

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2009 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements – (Continued)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2	Level 3
		Other Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer discretionary	$34,299,508	$–	$–	$34,299,508
Consumer staples	45,206,086	–	–	45,206,086
Energy	61,650,243	–	–	61,650,243
Financials	108,603,442	–	–	108,603,442
Health care	34,033,278	–	–	34,033,278
Industrials	27,630,665	–	–	27,630,665
Information technology	34,231,504	–	–	34,231,504
Materials	21,049,263	–	–	21,049,263
Utilities	705,888	–	–	705,888
Convertible debt securities	–	2,636,740	–	2,636,740
Corporate debt securities	–	2,108,522	–	2,108,522
Short-term securities	–	9,139,000	–	9,139,000
Total	$367,409,877	$13,884,262	$–	$381,294,139

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency- The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statement of Operations.

15

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2009 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes-It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2009, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2005. At June 30, 2009 the Fund had post October 2008 losses of $227,000 available to offset future capital gains, if any, which expire in 2017.

Securities Transactions and Related Investment Income- Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

Indemnification - Under the Fund’s organizational documents, officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements- In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) for the six months ended June 30, 2009 were $80,250,298 and $38,047,907, respectively.

16

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2009 (Unaudited)

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees were paid monthly to the Adviser at an annual rate of 0.75% of the Fund’s average net assets. Effective July 1, 2009, the annual rate is 0.55% of the Fund’s average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee for the six months ended June 30, 2009 amounted to $3,000. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. There were no reductions made during the six months ended June 30, 2009.

NOTE 5 - CAPITAL STOCK

At June 30, 2009, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended		Year ended
	June 30, 2009 (Unaudited)		December 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	8,455,902	$65,276,569	5,699,870	$61,188,955
Shares issued in reinvestment
of distributions	–	–	1,734,051	13,459,275
	8,455,902	65,276,569	7,433,921	74,648,230
Shares redeemed	(4,936,730)	(39,408,652)	(12,622,781)	(145,461,379)
Net increase (decrease)	3,519,172	$25,867,917	(5,188,860)	$(70,813,149)

NOTE 6 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Fund had no borrowings outstanding for the six months ended June 30, 2009.

17

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2009 (Unaudited)

NOTE 7 - ILLIQUID SECURITIES

Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities amounted to $3,203,262 or 0.84% of the Fund’s net assets as of June 30, 2009. Information regarding illiquid securities is as follows:

Security	Acquisition Date	Principal	Units	Cost per Unit	Valuation per Unit as of June 30, 2009

Harley-Davidson, Inc., Sr. Notes, 15.00%, 02/01/14	02/03/09	$ 2,000,000	20,000	$100.00	$105.43

Level 3 Communications, Inc., Conv. Sr. Notes, 15.00%, 01/15/13	12/23/08	$ 400,000	4,000	$100.00	$119.13

Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13	07/17/08	$ 736,000	7,360	$100.00	$84.00

18

DAVIS VALUE PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2009	Year ended December 31,
	(Unaudited)	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$8.26	$14.48	$14.58	$12.77	$11.78	$10.57

Income (Loss) from Investment Operations:
Net Investment Income	0.05	0.13	0.17	0.11	0.12	0.09
Net Realized and Unrealized Gains (Losses)	0.41	(6.00)	0.51	1.81	0.99	1.21
Total from Investment Operations	0.46	(5.87)	0.68	1.92	1.11	1.30

Dividends and Distributions:
Dividends from Net Investment Income	–	(0.12)	(0.17)	(0.11)	(0.11)	(0.09)
Distributions from Realized Gains	–	(0.23)	(0.61)	–	–	–
Distributions in Excess of Net Investment Income	–	–	–	–	(0.01)	–
Return of Capital	–	–	–	–	–	–[a]
Total Dividends and Distributions	–	(0.35)	(0.78)	(0.11)	(0.12)	(0.09)
Net Asset Value, End of Period	$8.72	$8.26	$14.48	$14.58	$12.77	$11.78

Total Return[b]	5.57%	(40.32)%	4.64%	15.00%	9.44%	12.33%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$382,141	$333,152	$658,699	$771,828	$620,369	$684,723
Ratio of Expenses to Average Net Assets:
Gross	0.85%[c]	0.82%	0.81%	0.81%	0.81%	0.81%
Net[d]	0.85%[c]	0.82%	0.81%	0.81%	0.81%	0.81%
Ratio of Net Investment Income to Average Net Assets	1.29%[c]	0.98%	1.11%	0.83%	0.87%	0.87%
Portfolio Turnover Rate[e]	12%	17%	9%	19%	14%	4%

a	Less than $0.005 per share.
b

Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

c	Annualized.
d	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.
e

The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

19

DAVIS VALUE PORTFOLIO	Fund Information

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-279-0279 or on the Fund’s website at www.davisfunds.com or on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

20

DAVIS VALUE PORTFOLIO	Director Approval of Advisory Agreements

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Advisors in anticipation of the annual contract review. The Independent Directors were provided with responsive background material (including recent investment performance data), and their counsel provided guidance, prior to a separate contract review meeting held in March 2009 where the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements was in the best interest of Davis Value Portfolio and its shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of each Fund, but also the full range and quality of services provided by Davis Advisors to each Fund and their shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.

Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversight of third party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of a fund’s results, as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors are also important in assessing whether Davis Fund shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data may be informative, the judgment of the Independent Directors must take many factors, including those listed below, into consideration in representing the shareholders of the Davis Funds. In connection with reviewing comparative performance information, the Independent Directors generally give weight to longer-term measurements.

The Independent Directors expect Davis Advisors to employ a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy.

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) record of generally producing satisfactory results over longer-term periods; (c) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedule of Davis Value Portfolio, including an assessment of competitive fee schedules.

21

DAVIS VALUE PORTFOLIO	Director Approval of Advisory Agreements – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors reviewed the management fee schedule for Davis Value Portfolio and the profitability of the Fund to Davis Advisors, the extent to which economies of scale might be realized if the Fund’s net assets increased, and whether the fixed fee schedule reflected those potential economies of scale. The Independent Directors considered the nature, quality and extent of the services being provided to the Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

The Independent Directors noted that Davis Value Portfolio had under-performed its benchmark, the Standard & Poor’s 500® Index, over the one-, three-, and five-year time periods ended February 28, 2009. A report produced by an independent service provider indicated that the Fund under-performed its peer group over the one- and three-year time periods and out-performed over the five-year time period, all ended December 31, 2008. The Independent Directors noted the Fund’s strong performance versus both the S&P 500® Index and its peer group for 4 of the 5 rolling five calendar year time frames ended December 31, 2004 through December 31, 2008.

The Independent Directors considered the management fee and total expense ratio for Davis Value Portfolio. The management fee and total expense ratio were both above the average but within the range of its peer group.

Approval of Advisory Arrangements

The Independent Directors concluded that Davis Advisors had provided Davis Value Portfolio and their shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder-oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fee for Davis Value Portfolio was reasonable in light of the nature, quality and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interest of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

Important Developments Following Approval of the Advisory Agreement

In the June 2009 Board of Directors’ meeting Davis Advisors notified the Directors that it was voluntarily reducing the Fund’s management fee by reducing the fixed fee of 75 basis points to a fixed fee of 55 basis points effective July 1, 2009.

22

DAVIS VALUE PORTFOLIO	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of Centerpoint Properties Trust (a REIT); former Co-chairman and Chief Executive Officer for 22 years (until 2006).	13	Director, DCT Industrial Trust (a REIT).

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, First Market Bank; Director, Washington Post Co. (newspaper publisher); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

G. Bernard Hamilton (03/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M-Hill, Inc. (engineering).	13	none

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002.	13	none

Christian R. Sonne (05/06/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm).	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) since 2007; former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a REIT).	13

Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

23

DAVIS VALUE PORTFOLIO	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Jeremy H. Biggs (08/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Audit Committee and Member of the International Investment Committee, former Chief Investment Officer (1980 through 2005), all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	13	none

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	10

Director, Davis New York Venture Fund, Inc. (consisting of four portfolios); Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

*    Jeremy H. Biggs and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940.

24

DAVIS VALUE PORTFOLIO	Directors and Officers – (Continued)

Officers

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). President or Vice President of each of the Davis Funds (consisting of 13 portfolios) and Selected Funds (consisting of three portfolios); President, Davis Selected Advisers, L.P., serves as an executive officer in certain companies affiliated with the Adviser; Director of Davis Series, Inc. (consisting of six portfolios) and the Selected Funds (consisting of three portfolios).

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Partner, Seyfarth Shaw LLP (a law firm); counsel to the Independent Directors and the Davis Funds.

25

DAVIS VALUE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Seyfarth Shaw LLP
131 South Dearborn Street, Suite 2400
Chicago, Illinois 60603-5577

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Value Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com. Quarterly Fact sheets are available on the Fund’s website at www.davisfunds.com.

26

DAVIS FINANCIAL PORTFOLIO	Table of Contents

Management’s Discussion and Analysis	2

Fund Overview	4

Expense Example	5

Schedule of Investments	6

Statement of Assets and Liabilities	9

Statement of Operations	10

Statements of Changes in Net Assets	11

Notes to Financial Statements	12

Financial Highlights	17

Fund Information	18

Director Approval of Advisory Agreements	19

Directors and Officers	21

DAVIS FINANCIAL PORTFOLIO	Management’s Discussion and Analysis

Performance Overview

Davis Financial Portfolio delivered a return on net asset value of 12.78% for the six-month period ended June 30, 20091. Over the same time period, the Standard & Poor’s 500® Index2 (“Index”) returned 3.16%. Financial companies as a whole turned in a negative performance as the sector3 lost value for the Index. The Index’s banking and insurance industry groups turned in negative performances, while the diversified financial industry group turned in a positive performance.

Factors Impacting the Portfolio’s Performance

The specific financial companies which the Portfolio owned out-performed the majority of financial companies in the Index (up 14% versus down 3% for the Index). The Portfolio’s non-financial holdings overall contributed4 positively to performance.

The Portfolio’s diversified financial companies out-performed the corresponding industry group within the Index (up 20% versus up 11% for the Index) and were the largest contributors to performance. Goldman Sachs5, American Express, Moody’s, and Julius Baer were among the most important contributors to performance, while JPMorgan Chase and Bank of America were among the most important detractors from performance.

The Portfolio’s banking companies out-performed the corresponding industry group within the Index (up 32% versus down 21% for the Index). Wells Fargo and State Bank of India were among the most important contributors to performance.

The Portfolio’s insurance companies out-performed the corresponding industry group within the Index (basically flat versus down 11% for the Index). Transatlantic Holdings and China Life Insurance were among the most important contributors to performance. FPIC Insurance Group, American International Group, Markel, Loews, ACE Ltd., and Everest Re Group were among the most important detractors from performance. The Portfolio no longer owns American International Group.

The Portfolio ended the six-month period with approximately 22% of its net assets invested in foreign companies. As a whole these companies out-performed the domestic companies held by the Portfolio.

Davis Financial Portfolio received a favorable class action settlement from a company that it no longer owns. This settlement had a material impact on the investment performance of the Fund in 2009. This was a one-time event that is unlikely to be repeated.

2

DAVIS FINANCIAL PORTFOLIO	Management’s Discussion and Analysis – (Continued)

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Variable Account Funds, Inc. (including Davis Financial Portfolio) prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis Financial Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Financial Portfolio are: (1) market risk, (2) company risk, (3) concentrated financial services portfolio risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a portfolio that does not concentrate its portfolio.

1    Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary, so that when redeemed, an investor’s shares may be worth more or less than when purchased. The total annualized operating expense ratio for the six months ended June 30, 2009 was 0.91%. Below are the average annual total returns for the periods ended June 30, 2009:

			PORTFOLIO'S
			INCEPTION
	1-YEAR	5-YEAR	(July 1, 1999)
Davis Financial Portfolio*	(23.81)%	(4.82)%	(0.36)%
Standard & Poor’s 500® Index	(26.21)%	(2.24)%	(2.28)%

Portfolio performance numbers are net of all portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

Portfolio performance changes over time and current performance may be higher or lower than stated. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

*Davis Financial Portfolio received a favorable class action settlement from a company that it no longer owns. This settlement had a material impact on the investment performance of the Fund in 2009. This was a one-time event that is unlikely to be repeated.

2   The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

3   The companies included in the Standard & Poor’s 500® Index are divided into ten sectors. One or more industry groups make up a sector.

4   A company’s or sector’s contribution to or detraction from the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

5    This Management Discussion and Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

Shares of the Davis Financial Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

3

DAVIS FINANCIAL PORTFOLIO	Fund Overview
At June 30, 2009 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	71.24%	Diversified Financials	42.11%	7.41%
Common Stock (Foreign)	22.21%	Insurance	33.83%	2.35%
Short Term Investments	6.80%	Banks	12.24%	2.83%
Other Assets & Liabilities	(0.25)%	Energy	4.69%	12.42%
	100.00%	Commercial & Professional Services	3.47%	0.71%
		Materials	2.45%	3.23%
		Consumer Services	1.21%	1.76%
		Information Technology	–	18.40%
		Health Care	–	13.97%
		Other	–	36.92%
			100.00%	100.00%

Top 10 Holdings

(% of Fund’s Net Assets)

Transatlantic Holdings, Inc.	Reinsurance	8.15%
American Express Co.	Consumer Finance	6.11%
Wells Fargo & Co.	Commercial Banks	5.75%
Loews Corp.	Multi-line Insurance	5.44%
Julius Baer Holding AG	Capital Markets	4.87%
Bank of New York Mellon Corp.	Capital Markets	4.86%
State Bank of India Ltd., GDR	Commercial Banks	4.83%
Goldman Sachs Group, Inc.	Capital Markets	4.83%
Canadian Natural Resources Ltd.	Energy	4.38%
Moody’s Corp.	Diversified Financial Services	4.29%

4

DAVIS FINANCIAL PORTFOLIO	Expense Example (Unaudited)

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended June 30, 2009. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(01/01/09)	(06/30/09)	(01/01/09-06/30/09)

Actual	$1,000.00	$1,127.81	$4.80
Hypothetical	$1,000.00	$1,020.28	$4.56

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to the Fund’s annualized operating expense ratio (0.91%**), multiplied by the average account valueover the period, multiplied by 181/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

5

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments
June 30, 2009(Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK - (93.45%)
Consumer Discretionary - (1.13%)
Consumer Services – (1.13%)
49,000	H&R Block, Inc.	$844,270

	TOTAL CONSUMER DISCRETIONARY	844,270

Energy - (4.38%)
62,500	Canadian Natural Resources Ltd. (Canada)	3,280,625

	TOTAL ENERGY	3,280,625

Financials - (82.41%)
Banks – (11.43%)
	Commercial Banks – (11.43%)
21,600	ICICI Bank Ltd., ADR (India)	637,200
50,948	State Bank of India Ltd., GDR (India)	3,617,308
177,500	Wells Fargo & Co.	4,306,150

		8,560,658

Diversified Financials – (39.36%)
	Capital Markets – (20.23%)
60,460	Ameriprise Financial, Inc.	1,467,364
124,100	Bank of New York Mellon Corp.	3,637,371
124,300	Brookfield Asset Management Inc., Class A (Canada)	2,121,801
20,100	Charles Schwab Corp.	352,454
24,520	Goldman Sachs Group, Inc.	3,615,229
93,910	Julius Baer Holding AG (Switzerland)	3,645,597
7,260	T. Rowe Price Group Inc.	302,597

		15,142,413

	Consumer Finance – (6.63%)
196,700	American Express Co.	4,571,308
194,994	First Marblehead Corp. *	393,888

		4,965,196

	Diversified Financial Services – (12.50%)
14,486	Bank of America Corp.	191,215
25,700	Cia Brasileira de Meios de Pagamento SA (Visanet) (Brazil)*	220,998
23,748	JPMorgan Chase & Co.	810,044
122,000	Moody's Corp.	3,214,700
126,700	Oaktree Capital Group LLC, Class A (a)	2,724,050
62,000	RHJ International (Belgium)*	395,744
28,900	Visa Inc., Class A	1,799,314

		9,356,065

		29,463,674

Insurance – (31.62%)
	Life & Health Insurance – (3.62%)
48,833	China Life Insurance Co., Ltd., ADR (China)	2,707,301

	Multi-line Insurance – (5.44%)
148,600	Loews Corp.	4,071,640

	Property & Casualty Insurance – (11.17%)
31,200	ACE Ltd.	1,379,976
24,800	FPIC Insurance Group, Inc. *	759,624
11,200	Markel Corp. *	3,155,040
203,300	Progressive Corp. (Ohio) *	3,071,863

		8,366,503

6

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments - (Continued)
June 30, 2009(Unaudited)

Shares/Principal	Security	Value (Note 1)
Common Stock - (Continued)
Financials - (Continued)
Insurance – (Continued)
Reinsurance – (11.39%)
33,900	Everest Re Group, Ltd.	$2,426,223
140,737	Transatlantic Holdings, Inc.	6,098,134

		8,524,357

		23,669,801

	TOTAL FINANCIALS	61,694,133

Industrials - (3.24%)
Commercial & Professional Services – (3.24%)
29,900	D&B Corp.	2,428,179

	TOTAL INDUSTRIALS	2,428,179

Materials - (2.29%)
92,800	Sealed Air Corp.	1,712,160

	TOTAL MATERIALS	1,712,160

	TOTAL COMMON STOCK – (Identified cost $72,315,902)	69,959,367

SHORT TERM INVESTMENTS - (6.80%)
$1,570,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.07%, 07/01/09, dated 06/30/09, repurchase value of $1,570,003
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.309%-6.462%, 03/01/29-01/01/39, total market value $1,601,400)	1,570,000
1,006,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.03%, 07/01/09, dated 06/30/09, repurchase value of $1,006,001
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-6.153%, 06/01/36-09/01/38, total market value $1,026,120)	1,006,000
2,516,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.11%, 07/01/09, dated 06/30/09, repurchase value of $2,516,008
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-6.50%, 07/17/09-11/01/47, total market value $2,566,320)	2,516,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $5,092,000)	5,092,000

	Total Investments – (100.25%) – (Identified cost $77,407,902) – (b)	75,051,367
	Liabilities Less Other Assets – (0.25%)	(186,203)

	Net Assets – (100.00%)	$74,865,164

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
*	Non-Income producing security.
(a)	Illiquid Security – See Note 7 of the Notes to Financial Statements.

7

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments - (Continued)
June 30, 2009(Unaudited)

(b)	Aggregate cost for federal income tax purposes is $77,529,817. At June 30, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$10,419,731
	Unrealized depreciation	(12,898,181)

	Net unrealized depreciation	$(2,478,450)

See Notes to Financial Statements

8

DAVIS FINANCIAL PORTFOLIO	Statement of Assets and Liabilities
At June 30, 2009 (Unaudited)

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$75,051,367
Cash	170,484
Receivables:
Capital stock sold	50
Dividends and interest	147,520
Prepaid expenses	3,749
Total assets	75,373,170
LIABILITIES:
Payables:
Investment securities purchased	198,850
Capital stock redeemed	239,343
Accrued management fee	51,276
Other accrued expenses	18,537
Total liabilities	508,006
NET ASSETS	$74,865,164
SHARES OUTSTANDING	9,327,312
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$8.03
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$9,327
Additional paid-in capital	89,419,167
Undistributed net investment income	932,797
Accumulated net realized losses from investments and foreign currency transactions	(13,141,495)
Net unrealized depreciation on investments and foreign currency transactions	(2,354,632)
Net Assets	$74,865,164

*Including:
Cost of investments	$77,407,902

See Notes to Financial Statements

9

DAVIS FINANCIAL PORTFOLIO	Statement of Operations
For the six months ended June 30, 2009 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$592,742
Interest		5,423
Total income		598,165

Expenses:
Management fees (Note 3)	$226,394
Custodian fees	11,164
Transfer agent fees	4,469
Audit fees	9,000
Legal fees	1,378
Accounting fees (Note 3)	1,002
Reports to shareholders	8,957
Directors’ fees and expenses	10,165
Registration and filing fees	38
Miscellaneous	3,531
Total expenses		276,098
	Net investment income	322,067

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized loss from:
Investment transactions		(7,872,009)
Foreign currency transactions		(1,552)
Net decrease in unrealized depreciation		15,810,525
Net realized and unrealized gain on investments and foreign currency transactions		7,936,964
Net increase in net assets resulting from operations		$8,259,031

*Net of foreign taxes withheld as follows		$13,162

See Notes to Financial Statements

10

DAVIS FINANCIAL PORTFOLIO	Statements of Changes in Net Assets

	Six months ended	Year ended
	June 30, 2009 (Unaudited)	December 31, 2008
OPERATIONS:
Net investment income	$322,067	$630,375
Net realized loss from investments and foreign currency transactions	(7,873,561)	(5,207,088)
Net change in appreciation (depreciation) on investments and foreign currency transactions	15,810,525	(46,773,677)
Net increase (decrease) in net assets resulting from operations	8,259,031	(51,350,390)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Realized gains from investment transactions	–	(3,340,762)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 5)	9,285,380	(4,713,395)
Total increase (decrease) in net assets	17,544,411	(59,404,547)

NET ASSETS:
Beginning of period	57,320,753	116,725,300
End of period*	$74,865,164	$57,320,753

*Including undistributed net investment income of	$932,797	$610,730

See Notes to Financial Statements

11

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements
June 30, 2009 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940 as amended, as diversified, open-end management investment companies. Insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may only purchase shares of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

Fair Value Measurements - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy for measuring fair value of assets and liabilities. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

12

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2009 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements – (Continued)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2	Level 3
		Other Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer discretionary	$844,270	$–	$–	$844,270
Energy	3,280,625	–	–	3,280,625
Financials	58,970,083	2,724,050	–	61,694,133
Industrials	2,428,179	–	–	2,428,179
Materials	1,712,160	–	–	1,712,160
Short-term securities	–	5,092,000	–	5,092,000
Total	$67,235,317	$7,816,050	$–	$75,051,367

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency- The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statement of Operations.

13

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2009 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes- It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2009, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2005. At June 30, 2009 the Fund had approximately $407,000 of post October 2008 losses available to offset future capital gains, if any, which expire in 2017. At June 30, 2009 the Fund had available for federal income tax purposes unused capital loss carryforward of $4,739,000 that expire in 2016.

Securities Transactions and Related Investment Income- Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and partnership income. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements- In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) for the six months ended June 30, 2009 were $12,209,875 and $3,126,997, respectively.

14

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2009 (Unaudited)

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees were paid monthly to the Adviser at an annual rate of 0.75% of the Fund’s average net assets. Effective July 1, 2009, the annual rate is 0.55% of the Fund’s average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee for the six months ended June 30, 2009 amounted to $1,002. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. There were no reductions made during the six months ended June 30, 2009.

NOTE 5 - CAPITAL STOCK

At June 30, 2009, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended		Year ended
	June 30, 2009 (Unaudited)		December 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	2,028,219	$14,542,606	2,481,240	$26,265,738
Shares issued in reinvestment
of distributions	–	–	531,968	3,340,762
	2,028,219	14,542,606	3,013,208	29,606,500
Shares redeemed	(748,907)	(5,257,226)	(3,147,595)	(34,319,895)
Net increase (decrease)	1,279,312	$9,285,380	(134,387)	$(4,713,395)

NOTE 6 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Fund had no borrowings outstanding for the six months ended June 30, 2009.

15

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2009 (Unaudited)

NOTE 7 - ILLIQUID SECURITIES

Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities amounted to $2,724,050 or 3.64% of the Fund’s net assets as of June 30, 2009. Information regarding illiquid securities is as follows:

Security	Acquisition Date	Principal	Shares	Cost per Share	Valuation per Share as of June 30, 2009

Oaktree Capital Group LLC, Class A	05/21/07	NA	126,700	$23.84	$21.50

16

DAVIS FINANCIAL PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2009	Year ended December 31,
	(Unaudited)	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.12	$14.27	$16.29	$13.83	$12.82	$11.66

Income (Loss) from Investment Operations:
Net Investment Income	0.02	0.08	0.17	0.09	0.07	0.04
Net Realized and Unrealized Gains (Losses)	0.89	(6.76)	(1.12)	2.47	1.00	1.16
Total from Investment Operations	0.91	(6.68)	(0.95)	2.56	1.07	1.20

Dividends and Distributions:
Dividends from Net Investment Income	–	–	(0.17)	(0.09)	(0.06)	(0.04)
Distributions from Realized Gains	–	(0.47)	(0.90)	(0.01)	–	–
Total Dividends and Distributions	–	(0.47)	(1.07)	(0.10)	(0.06)	(0.04)
Net Asset Value, End of Period	$8.03	$7.12	$14.27	$16.29	$13.83	$12.82

Total Return[a]	12.78%[b]	(46.36)%	(6.05)%	18.50%	8.38%	10.32%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$74,865	$57,321	$116,725	$155,807	$124,060	$109,274
Ratio of Expenses to Average Net Assets:
Gross	0.91%[c]	0.88%	0.85%	0.84%	0.85%	0.85%
Net[d]	0.91%[c]	0.88%	0.85%	0.84%	0.85%	0.85%
Ratio of Net Investment Income to Average Net Assets	1.07%[c]	0.73%	0.97%	0.66%	0.52%	0.40%
Portfolio Turnover Rate[e]	6%	16%	17%	9%	21%	6%

a

Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

b

Davis Financial Portfolio received a favorable class action settlement from a company that it no longer owns. This settlement had a material impact on the investment performance of the Fund in 2009. This was a one-time event that is unlikely to be repeated.

c	Annualized.
d	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.
e

The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

17

DAVIS FINANCIAL PORTFOLIO	Fund Information

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-279-0279 or on the Fund’s website at www.davisfunds.com or on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

18

DAVIS FINANCIAL PORTFOLIO	Director Approval of Advisory Agreements

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Advisors in anticipation of the annual contract review. The Independent Directors were provided with responsive background material (including recent investment performance data), and their counsel provided guidance, prior to a separate contract review meeting held in March 2009 where the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements was in the best interest of Davis Financial Portfolio and its shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of the Fund, but also the full range and quality of services provided by Davis Advisors to the Fund and its shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.

Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversight of third party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of a fund’s results, as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors are also important in assessing whether Davis Fund shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data may be informative, the judgment of the Independent Directors must take many factors, including those listed below, into consideration in representing the shareholders of the Davis Funds. In connection with reviewing comparative performance information, the Independent Directors generally give weight to longer-term measurements.

The Independent Directors expect Davis Advisors to employ a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy.

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) record of generally producing satisfactory results over longer-term periods; (c) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedule of Davis Financial Portfolio, including an assessment of competitive fee schedules.

19

DAVIS FINANCIAL PORTFOLIO	Director Approval of Advisory Agreements – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors reviewed the management fee schedule for the Fund and the profitability of the Fund to Davis Advisors, the extent to which economies of scale might be realized if the Fund’s net assets increased, and whether the fixed fee schedule reflected those potential economies of scale. The Independent Directors considered the nature, quality and extent of the services being provided to the Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

The Independent Directors noted that Davis Financial Portfolio had under-performed its benchmark, the Standard & Poor’s 500® Index, over the one-, three-, and five-year time periods ended February 28, 2009. A report produced by an independent service provider indicated that the Fund out-performed its peer group over the one-, three-, and five-year time periods ended December 31, 2008. The Independent Directors noted the Fund’s strong performance versus its peer group for the 5 rolling five calendar year time frames ended December 31, 2004 through December 31, 2008.

The Independent Directors considered the management fee and total expense ratio for Davis Financial Portfolio. The management fee and total expense ratio were reasonable and below the average of its peer group.

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Financial Portfolio and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder-oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fee for Davis Financial Portfolio was reasonable in light of the nature, quality and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interest of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

Important Developments Following Approval of the Advisory Agreement

In the June 2009 Board of Directors’ meeting Davis Advisors notified the Directors that it was voluntarily reducing the Fund’s management fee by reducing the fixed fee of 75 basis points to a fixed fee of 55 basis points effective July 1, 2009.

20

DAVIS FINANCIAL PORTFOLIO	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of Centerpoint Properties Trust (a REIT); former Co-chairman and Chief Executive Officer for 22 years (until 2006).	13	Director, DCT Industrial Trust (a REIT).

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, First Market Bank; Director, Washington Post Co. (newspaper publisher); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

G. Bernard Hamilton (03/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M-Hill, Inc. (engineering).	13	none

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002.	13	none

Christian R. Sonne (05/06/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm).	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) since 2007, former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a REIT).	13

Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

21

DAVIS FINANCIAL PORTFOLIO	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Jeremy H. Biggs (08/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Audit Committee and Member of the International Investment Committee, former Chief Investment Officer (1980 through 2005), all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	13	none

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	10

Director, Davis New York Venture Fund, Inc. (consisting of four portfolios); Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

*    Jeremy H. Biggs and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940.

22

DAVIS FINANCIAL PORTFOLIO	Directors and Officers – (Continued)

Officers

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). President or Vice President of each of the Davis Funds (consisting of 13 portfolios) and Selected Funds (consisting of three portfolios); President, Davis Selected Advisers, L.P., serves as an executive officer in certain companies affiliated with the Adviser; Director of Davis Series, Inc. (consisting of six portfolios) and the Selected Funds (consisting of three portfolios).

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Partner, Seyfarth Shaw LLP (a law firm); counsel to the Independent Directors and the Davis Funds.

23

DAVIS FINANCIAL PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Seyfarth Shaw LLP
131 South Dearborn Street, Suite 2400
Chicago, Illinois 60603-5577

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Financial Portfolio, including management fee, charges, and expenses, see the current Davis Variable Account Fund, Inc. (including Davis Financial Portfolio) prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com. Quarterly Fact sheets are available on the Fund’s website at www.davisfunds.com.

24

Davis Real Estate Portfolio	Table of Contents

Management’s Discussion and Analysis	2

Fund Overview	4

Expense Example	5

Schedule of Investments	6

Statement of Assets and Liabilities	9

Statement of Operations	10

Statements of Changes in Net Assets	11

Notes to Financial Statements	12

Financial Highlights	16

Fund Information	17

Director Approval of Advisory Agreements	18

Directors and Officers	20

DAVIS REAL ESTATE PORTFOLIO	Management’s Discussion and Analysis

Performance Overview

Davis Real Estate Portfolio delivered a negative return on net asset value of 5.92% for the six-month period ended June 30, 20091. Over the same time period, the Wilshire U.S. Real Estate Securities Index2 (“Index”) declined 12.75%. Six of the seven sub-industries3 within the Index delivered negative returns, with industrial REITs, diversified REITs, and residential REITs turning in the weakest performance. Only the real estate operating companies sub-industry delivered positive returns.

Factors Impacting the Portfolio’s Performance

Retail REITs were the most important contributors4 to performance. The Portfolio’s retail REITs out-performed the corresponding sub-industry within the Index (up 4% versus down 13% for the Index). Simon Property Group5 and General Growth Properties were among the most important contributors to performance. The Portfolio no longer owns Simon Property Group or General Growth Properties.

Fixed income securities issued by Prologis, SL Green, and Digital Realty made important contributions to performance. While real estate equities struggled and turned in negative performances on average, these three real estate fixed income securities delivered an average return of approximately 66%.

The Portfolio’s office REITs out-performed the corresponding sub-industry within the Index (down 10% versus down 12% for the Index), but were still the largest detractors from performance. SL Green and Digital Realty were among the most important contributors to performance. Alexandria Real Estate, Douglas Emmett, Derwent London, and Boston Properties were among the most important detractors from performance. The Portfolio no longer owns Derwent London.

Industrial REITs were important detractors from performance. The Portfolio’s industrial REITs under-performed the corresponding sub-industry within the Index (down 32% versus down 23% for the Index). Brixton was among the most important detractors from performance. The Portfolio no longer owns Brixton.

Diversified REITs were also important detractors from performance. The Portfolio’s diversified REITs under-performed the corresponding sub-industry within the Index (down 34% versus down 16% for the Index). The Portfolio had a lower relative average weighting (5% versus 9% for the Index) in this weakly performing sub-industry. Cousins Properties was among the most important detractors from performance.

Forest City Enterprises, Host Hotels & Resorts, and St. Joe were among the most important individual companies contributing to performance. Cogdell Spencer and Essex Property Trust were among the most important individual companies detracting from performance.

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Variable Account Funds, Inc. (including Davis Real Estate Portfolio) prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis Real Estate Portfolio’s investment objective is total return through a combination of growth and income. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Real Estate Portfolio are: (1) market risk, (2) company risk, (3) concentrated real estate portfolio risk, (4) focused portfolio risk, (5) small- and medium-capitalization risk, (6) foreign country risk, (7) headline risk, and (8) selection risk. See the prospectus for a full description of each risk.

Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a portfolio that does not concentrate its portfolio.

2

DAVIS REAL ESTATE PORTFOLIO	Management’s Discussion and Analysis – (Continued)

Davis Real Estate Portfolio is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Portfolio’s portfolio in a few companies, the Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

1   Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary, so that when redeemed, an investor’s shares may be worth more or less than when purchased. The total gross annualized operating expense ratio as of June 30, 2009 is 1.16% (net: 1.00%). Below are the average annual total returns for the periods ended June 30, 2009:

			SINCE PORTFOLIO'S INCEPTION
	1-YEAR	5-YEAR	(July 1, 1999)
Davis Real Estate Portfolio	(45.69)%	(4.29)%	3.70%
Wilshire U.S. Real Estate Securities Index	(45.65)%	(3.41)%	5.19%
Standard & Poor’s 500® Index	(26.21)%	(2.24)%	(2.28)%

Portfolio performance numbers are net of all portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

Portfolio performance changes over time and current performance may be higher or lower than stated. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

[2]	The definitions of indices quoted in this report appear below. Investments cannot be made directly in the indices.

I.  The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities. It reflects no deduction for fees or expenses. The Index was formerly named the “Dow Jones Wilshire Real Estate Securities Index.”

II. The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

[3]	The companies included in the Wilshire U.S. Real Estate Securities Index are divided into seven sub-industries.

4   A company’s or sector’s contribution to or detraction from the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

5   This Management Discussion and Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

Shares of the Davis Real Estate Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

3

DAVIS REAL ESTATE PORTFOLIO	Fund Overview
At June 30, 2009 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)

				Wilshire U.S. Real Estate Securities Index
Common Stock (U.S.)	75.10%
Common Stock (Foreign)	1.97%		Fund
Preferred Stock	7.99%	Office REITs	33.71%	16.68%
Convertible Bonds	4.28%	Residential REITs	12.24%	15.13%
Short Term Investments	9.36%	Retail REITs	10.42%	23.63%
Other Assets & Liabilities	1.30%	Industrial REITs	8.87%	6.22%
	100.00%	Specialized REITs	8.02%	26.91%
		Transportation	7.52%	–
		Real Estate Operating Companies	6.73%	2.06%
		Diversified REITs	5.24%	9.37%
		Diversified Real Estate Activities	5.04%	–
		Capital Markets	2.21%	–
			100.00%	100.00%

Top 10 Holdings

(% of Fund’s Net Assets)

American Campus Communities, Inc.	Residential REITs	7.19%
Forest City Enterprises, Inc., Class A	Real Estate Operating Companies	6.02%
Corporate Office Properties Trust	Office REITs	5.50%
Ventas, Inc.	Specialized REITs	4.89%
SL Green Realty Corp.	Office REITs	4.56%
St. Joe Co.	Diversified Real Estate Activities	4.50%
Federal Realty Investment Trust	Retail REITs	3.82%
DCT Industrial Trust Inc.	Industrial REITs	3.75%
Burlington Northern Santa Fe Corp.	Transportation	3.74%
Essex Property Trust, Inc.	Residential REITs	3.45%

4

DAVIS REAL ESTATE PORTFOLIO	Expense Example (Unaudited)

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended June 30, 2009. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(01/01/09)	(06/30/09)	(01/01/09-06/30/09)
Actual	$1,000.00	$940.76	$4.81
Hypothetical	$1,000.00	$1,019.84	$5.01

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to the Fund’s annualized operating expense ratio (1.00%**), multiplied by the average account valueover the period, multiplied by 181/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

5

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments
June 30, 2009(Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK - (77.07%)
Financials - (70.35%)
Diversified Financials – (1.97%)
Capital Markets – (1.97%)
20,240	Brookfield Asset Management Inc., Class A (Canada)	$345,497

Real Estate – (68.38%)
Real Estate Investment Trusts (REITs) – (57.86%)
	Diversified REITs – (4.68%)
67,175	Cousins Properties, Inc.	570,987
5,500	Vornado Realty Trust	247,665

		818,652

	Industrial REITs – (4.85%)
10,200	AMB Property Corp.	191,862
160,600	DCT Industrial Trust Inc.	655,248

		847,110

	Office REITs – (21.85%)
16,700	Alexandria Real Estate Equities, Inc.	597,693
3,700	Boston Properties, Inc.	176,490
32,790	Corporate Office Properties Trust	961,731
15,200	Digital Realty Trust, Inc.	544,920
61,200	Douglas Emmett, Inc.	550,188
5,670	Highwoods Properties, Inc.	126,838
3,200	Kilroy Realty Corp.	65,728
34,760	SL Green Realty Corp.	797,394

		3,820,982

	Residential REITs – (10.64%)
56,700	American Campus Communities, Inc.	1,257,606
9,690	Essex Property Trust, Inc.	603,009

		1,860,615

	Retail REITs – (8.68%)
59,660	CBL & Associates Properties, Inc.	321,567
12,950	Federal Realty Investment Trust	667,184
19,660	Taubman Centers, Inc.	528,068

		1,516,819

	Specialized REITs – (7.16%)
60,583	Cogdell Spencer, Inc.	259,901
16,400	Host Hotels & Resorts Inc. *	137,596
28,620	Ventas, Inc.	854,593

		1,252,090

		10,116,268

Real Estate Management & Development – (10.52%)
	Diversified Real Estate Activities – (4.50%)
29,720	St. Joe Co. *	787,283

	Real Estate Operating Companies – (6.02%)
159,380	Forest City Enterprises, Inc., Class A *	1,051,908

		1,839,191

		11,955,459

	TOTAL FINANCIALS	12,300,956

6

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments - (Continued)
June 30, 2009(Unaudited)

Shares/Principal	Security	Value (Note 1)
Common Stock - (Continued)
Industrials - (6.72%)
Transportation – (6.72%)
22,200	Alexander & Baldwin, Inc.	$520,368
8,890	Burlington Northern Santa Fe Corp.	653,771

		1,174,139

	TOTAL INDUSTRIALS	1,174,139

	TOTAL COMMON STOCK – (Identified cost $21,098,731)	13,475,095

PREFERRED STOCK - (7.99%)
Financials - (7.99%)
Real Estate – (7.99%)
Real Estate Investment Trusts (REITs) – (7.99%)
	Industrial REITs – (1.24%)
11,900	AMB Property Corp., 6.75%, Series M	215,925

	Office REITs – (5.82%)
33,272	Alexandria Real Estate Equities, Inc., 7.00%, Series D, Conv. Pfd.	448,507
5,700	Digital Realty Trust, Inc., 5.50%, Series D, Cum. Conv. Pfd.	126,647
5,014	Digital Realty Trust, Inc., 8.50%, Series A	110,571
19,930	SL Green Realty Corp., 7.625%, Series C	332,084

		1,017,809

	Residential REITs – (0.30%)
2,000	Equity Residential, 7.00%, Series E, Cum. Conv. Pfd.	52,000

	Retail REITs – (0.63%)
8,280	CBL & Associates Properties, Inc., 7.375%, Series D	110,641

	TOTAL FINANCIALS	1,396,375

	TOTAL PREFERRED STOCK – (Identified cost $1,072,511)	1,396,375

CONVERTIBLE BONDS - (4.28%)
Financials - (4.28%)
Real Estate – (4.28%)
Real Estate Investment Trusts (REITs) – (4.28%)
	Industrial REITs – (1.84%)
$401,000	Prologis, Conv. Sr. Notes, 2.25%, 04/01/37	322,805

	Office REITs – (2.44%)
344,000	Digital Realty Trust, Inc., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (a)	340,130
104,000	SL Green Realty Corp., 144A Conv. Sr. Notes, 3.00%, 03/30/27 (a)	86,320

		426,450

	TOTAL FINANCIALS	749,255

	TOTAL CONVERTIBLE BONDS – (Identified cost $604,617)	749,255

SHORT TERM INVESTMENTS - (9.36%)
505,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.07%, 07/01/09, dated 06/30/09, repurchase value of $505,001
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.309%-6.462%, 03/01/29-01/01/39, total market value $515,100)	505,000

7

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments - (Continued)
June 30, 2009(Unaudited)

Principal	Security	Value (Note 1)
Short Term Investments - (Continued)
$323,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.03%, 07/01/09, dated 06/30/09, repurchase value of $323,000
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-6.153%, 06/01/36-09/01/38, total market value $329,460)	$323,000
809,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.11%, 07/01/09, dated 06/30/09, repurchase value of $809,002
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-6.50%, 07/17/09-11/01/47, total market value $825,180)	809,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $1,637,000)	1,637,000

	Total Investments – (98.70%) – (Identified cost $24,412,859) – (b)	17,257,725
	Other Assets Less Liabilities – (1.30%)	226,889

	Net Assets – (100.00%)	$17,484,614

*	Non-Income producing security.
(a)

These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $426,450, or 2.44% of the Fund's net assets, as of June 30, 2009.

(b)	Aggregate cost for federal income tax purposes is $24,427,928. At June 30, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$634,290
	Unrealized depreciation	(7,804,493)

	Net unrealized depreciation	$(7,170,203)

See Notes to Financial Statements

8

DAVIS REAL ESTATE PORTFOLIO	Statement of Assets and Liabilities
At June 30, 2009 (Unaudited)

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$17,257,725
Cash	4,335
Receivables:
Capital stock sold	4,880
Dividends and interest	99,449
Investment securities sold	157,703
Prepaid expenses	1,611
Due from Adviser	2,100
Total assets	17,527,803
LIABILITIES:
Payables:
Capital stock redeemed	11,494
Accrued audit fees	7,600
Accrued custodian fees	3,400
Accrued management fee	13,950
Other accrued expenses	6,745
Total liabilities	43,189
NET ASSETS	$17,484,614
SHARES OUTSTANDING	3,255,734
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$5.37
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$3,256
Additional paid-in capital	38,519,960
Undistributed net investment income	153,918
Accumulated net realized losses from investments and foreign currency transactions	(14,037,127)
Net unrealized depreciation on investments and foreign currency transactions	(7,155,393)
Net Assets	$17,484,614

*Including:
Cost of investments	$24,412,859

See Notes to Financial Statements

9

DAVIS REAL ESTATE PORTFOLIO	Statement of Operations
For the six months ended June 30, 2009 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$421,886
Interest		13,353
Total income		435,239

Expenses:
Management fees (Note 3)	$59,686
Custodian fees	10,976
Transfer agent fees	3,156
Audit fees	9,000
Legal fees	385
Accounting fees (Note 3)	1,002
Reports to shareholders	2,250
Directors’ fees and expenses	2,396
Registration and filing fees	12
Miscellaneous	3,109
Total expenses		91,972
Reimbursement of expenses by Adviser (Note 3)		(12,400)
Net expenses		79,572
Net investment income		355,667

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized loss from:
Investment transactions		(11,134,670)
Foreign currency transactions		(1,820)
Net decrease in unrealized depreciation		9,398,545
Net realized and unrealized loss on investments and foreign currency transactions		(1,737,945)
Net decrease in net assets resulting from operations		$(1,382,278)

*Net of foreign taxes withheld as follows		$1,291

See Notes to Financial Statements

10

DAVIS REAL ESTATE PORTFOLIO	Statements of Changes in Net Assets

	Six months ended	Year ended
	June 30, 2009 (Unaudited)	December 31, 2008
OPERATIONS:
Net investment income	$355,667	$654,938
Net realized loss from investments and foreign currency transactions	(11,136,490)	(2,901,263)
Net increase (decrease) in unrealized depreciation on investments and foreign currency transactions	9,398,545	(16,471,893)
Net decrease in net assets resulting from operations	(1,382,278)	(18,718,218)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(201,749)	(804,817)
Realized gains from investment transactions	–	(368,670)
Return of capital	–	(28,370)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 5)	(262,768)	(10,296,476)
Total decrease in net assets	(1,846,795)	(30,216,551)

NET ASSETS:
Beginning of period	19,331,409	49,547,960
End of period*	$17,484,614	$19,331,409

*Including undistributed net investment income of	$153,918	$–

See Notes to Financial Statements

11

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements
June 30, 2009 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may only purchase shares of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

Fair Value Measurements - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy for measuring fair value of assets and liabilities. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2	Level 3
		Other Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Financials	$13,122,177	$575,154	$–	$13,697,331
Industrials	1,174,139	–	–	1,174,139
Convertible debt securities	–	749,255	–	749,255
Short-term securities	–	1,637,000	–	1,637,000
Total	$14,296,316	$2,961,409	$–	$17,257,725

12

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2009 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency- The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes- It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2009, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2005. At June 30, 2009 the Fund had post October 2008 losses of $290,000 available to offset future capital gains, if any, which expire in 2017. The Fund also has available for federal income tax purposes unused capital loss carryfoward of $2,585,000 that expire in 2016.

Securities Transactions and Related Investment Income- Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

13

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2009 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements- In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) for the six months ended June 30, 2009 were $6,772,560 and $7,188,809, respectively.

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees were paid monthly to the Adviser at an annual rate of 0.75% of the Fund’s average net assets. Effective July 1, 2009, the annual rate is 0.55% of the Fund’s average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee for the six months ended June 30, 2009 amounted to $1,002. The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual operating expenses at 1.00% for the Fund. During the six months ended June 30, 2009, such reimbursements amounted to $12,400. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. There were no reductions made during the six months ended June 30, 2009.

14

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2009 (Unaudited)

NOTE 5 - CAPITAL STOCK

At June 30, 2009, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended		Year ended
	June 30, 2009 (Unaudited)		December 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	463,305	$2,399,043	276,678	$2,700,154
Shares issued in reinvestment
of distributions	49,938	201,749	161,544	1,201,857
	513,243	2,600,792	438,222	3,902,011
Shares redeemed	(589,540)	(2,863,560)	(1,432,521)	(14,198,487)
Net decrease	(76,297)	$(262,768)	(994,299)	$(10,296,476)

NOTE 6 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Fund had no borrowings outstanding for the six months ended June 30, 2009.

15

DAVIS REAL ESTATE PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2009	Year ended December 31,
	(Unaudited)	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$5.80	$11.45	$20.43	$17.33	$16.80	$13.47

Income (Loss) from Investment Operations:
Net Investment Income	0.11	0.19	0.42	0.34	0.30	0.34
Net Realized and Unrealized Gains (Losses)	(0.47)	(5.50)	(3.40)	5.58	1.86	4.07
Total from Investment Operations	(0.36)	(5.31)	(2.98)	5.92	2.16	4.41

Dividends and Distributions:
Dividends from Net Investment Income	(0.07)	(0.22)	(0.64)	(0.60)	(0.54)	(0.48)
Distributions from Realized Gains	–	(0.11)	(5.36)	(2.22)	(1.09)	(0.60)
Return of Capital	–	(0.01)	–	–	–	–
Total Dividends and Distributions	(0.07)	(0.34)	(6.00)	(2.82)	(1.63)	(1.08)
Net Asset Value, End of Period	$5.37	$5.80	$11.45	$20.43	$17.33	$16.80

Total Return[a]	(5.92)%	(46.91)%	(15.48)%	34.37%	13.14%	33.35%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$17,485	$19,331	$49,548	$89,738	$64,556	$58,279
Ratio of Expenses to Average Net Assets:
Gross	1.16%[b]	0.98%	0.88%	0.86%	0.87%	0.89%
Net[c]	1.00%[b]	0.98%	0.87%	0.86%	0.87%	0.89%
Ratio of Net Investment Income to Average Net Assets	4.47%[b]	1.84%	1.92%	1.63%	1.71%	2.30%
Portfolio Turnover Rate[d]	46%	41%	49%	38%	28%	32%

a

Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

b	Annualized.
c	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.
d

The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

16

DAVIS REAL ESTATE PORTFOLIO	Fund Information

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-279-0279 or on the Fund’s website at www.davisfunds.com or on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

17

DAVIS REAL ESTATE PORTFOLIO	Director Approval of Advisory Agreements

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Advisors in anticipation of the annual contract review. The Independent Directors were provided with responsive background material (including recent investment performance data), and their counsel provided guidance, prior to a separate contract review meeting held in March 2009 where the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements was in the best interest of Davis Real Estate Portfolio and its shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of the Fund, but also the full range and quality of services provided by Davis Advisors to the Fund and its shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.

Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversight of third party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of a fund’s results, as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors are also important in assessing whether Davis Fund shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data may be informative, the judgment of the Independent Directors must take many factors, including those listed below, into consideration in representing the shareholders of the Davis Funds. In connection with reviewing comparative performance information, the Independent Directors generally give weight to longer-term measurements.

The Independent Directors expect Davis Advisors to employ a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy.

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) record of generally producing satisfactory results over longer-term periods; (c) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedule of Davis Real Estate Portfolio, including an assessment of competitive fee schedules.

18

DAVIS REAL ESTATE PORTFOLIO	Director Approval of Advisory Agreements – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors reviewed the management fee schedule for the Fund and the profitability of the Fund to Davis Advisors, the extent to which economies of scale might be realized if the Fund’s net assets increased, and whether the fixed fee schedule reflected those potential economies of scale. The Independent Directors considered the nature, quality and extent of the services being provided to the Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

The Independent Directors noted that Davis Real Estate Portfolio had under-performed its benchmark, the Wilshire U.S. Real Estate Securities Index (formerly Dow Jones Wilshire Real Estate Securities Index), over the five-year time period, matched the three-year time period, and out-performed in the one-year time period, all ended February 28, 2009. A report produced by an independent service provider indicated that the Fund had under-performed its peer group over the one-, three-, and five-year time periods ended December 31, 2008. The Independent Directors noted the Fund’s strong performance versus its peer group for 4 of the 5 rolling five calendar year time frames ended December 31, 2004 through December 31, 2008.

The Independent Directors considered the management fee and total expense ratio for Davis Real Estate Portfolio. The management fee and total expense ratio were reasonable and below the average expense ratios of its peer group.

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Real Estate Portfolio and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder-oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fee for Davis Real Estate Portfolio was reasonable in light of the nature, quality and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interest of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

Important Developments Following Approval of the Advisory Agreement

In the June 2009 Board of Directors’ meeting Davis Advisors notified the Directors that it was voluntarily reducing the Fund’s management fee by reducing the fixed fee of 75 basis points to a fixed fee of 55 basis points effective July 1, 2009.

19

DAVIS REAL ESTATE PORTFOLIO	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of Centerpoint Properties Trust (a REIT); former Co-chairman and Chief Executive Officer for 22 years (until 2006).	13	Director, DCT Industrial Trust (a REIT).

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, First Market Bank; Director, Washington Post Co. (newspaper publisher); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

G. Bernard Hamilton (03/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M-Hill, Inc. (engineering).	13	none

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002.	13	none

Christian R. Sonne (05/06/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm).	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) since 2007; former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a REIT).	13

Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

20

DAVIS REAL ESTATE PORTFOLIO	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Jeremy H. Biggs (08/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Audit Committee and Member of the International Investment Committee, former Chief Investment Officer (1980 through 2005), all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	13	none

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	10

Director, Davis New York Venture Fund, Inc. (consisting of four portfolios); Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

*    Jeremy H. Biggs and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940.

21

DAVIS REAL ESTATE PORTFOLIO	Directors and Officers – (Continued)

Officers

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). President or Vice President of each of the Davis Funds (consisting of 13 portfolios) and Selected Funds (consisting of three portfolios); President, Davis Selected Advisers, L.P., serves as an executive officer in certain companies affiliated with the Adviser; Director of Davis Series, Inc. (consisting of six portfolios) and the Selected Funds (consisting of three portfolios).

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Partner, Seyfarth Shaw LLP (a law firm); counsel to the Independent Directors and the Davis Funds.

22

DAVIS REAL ESTATE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Seyfarth Shaw LLP
131 South Dearborn Street, Suite 2400
Chicago, Illinois 60603-5577

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Real Estate Portfolio, including management fee, charges, and expenses, see the current Davis Variable Account Fund, Inc. (including Davis Real Estate Portfolio) prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com. Quarterly Fact sheets are available on the Fund’s website at www.davisfunds.com.

23

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's board of directors has determined that independent trustee Marsha Williams qualifies as the "audit committee financial expert", as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) Not Applicable

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not Applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 21, 2009

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: August 21, 2009